                                     [Logo]
                                    WILSHIRE
                               TARGET FUNDS, INC.




                               SEMI-ANNUAL REPORT


                         LARGE COMPANY GROWTH PORTFOLIO
                          LARGE COMPANY VALUE PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                          SMALL COMPANY VALUE PORTFOLIO

                                February 28, 1998

                                ----------------
                                www.wilfunds.com

                           WILSHIRE TARGET FUNDS, INC.

Shareholder Letter ....................................................        1
Large Company Growth Portfolio:
     Fund Commentary ..................................................        4
Large Company Value Portfolio:
     Fund Commentary ..................................................        6
Small Company Growth Portfolio:
     Fund Commentary ..................................................        8
Small Company Value Portfolio:
     Fund Commentary ..................................................       10

Statements of Investments:
     Large Company Growth Portfolio ...................................       12
     Large Company Value Portfolio ....................................       21
     Small Company Growth Portfolio ...................................       28
     Small Company Value Portfolio ....................................       36

Statements of Assets and Liabilities ..................................       44
Statements of Operations ..............................................       46
Statements of Changes in Net Assets ...................................       47

Financial Highlights:
     Large Company Growth Portfolio ...................................       51
     Large Company Value Portfolio ....................................       53
     Small Company Growth Portfolio ...................................       55
     Small Company Value Portfolio ....................................       57

Notes to Financial Statements .........................................       59

                           --------------------------

     THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, AND SMALL COMPANY VALUE PORTFOLIO. ITS USE IN CONNECTION WITH ANY OFFERING OF A PORTFOLIO'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE PORTFOLIO'S CURRENT PROSPECTUS.

  Wilshire Target Funds, Inc. are distributed by First Data Distributors, Inc.

DEAR SHAREHOLDER,

We are pleased to report to all shareholders of the Wilshire Target Funds, Inc. (the "Funds") that it has been a good period to be invested in equities generally. The equity markets have continued to generate robust returns for investors. Since our management approach entails maintaining a fully invested posture at all times, investors of each Portfolio of the Funds have received full benefit of the market advance.

We have been commenting for some time that it is very difficult to predict the direction of the market and it is our belief that those who attempt to are delving into an activity for which there is little evidence of success. Investors would do better by focusing more on how they are getting market exposure and less on trying to determine when to get in or out. Our goal with the Wilshire Target Fund Portfolios is to deliver the best focused exposures possible and cater specifically to the long term investor who desires to target specific style objectives.

The four distinct segments of the equity market are represented by the Large Company Growth, Large Company Value, Small Company Growth and Small Company Value Portfolios (the "Portfolios"). Investors looking for focused exposures to each equity style category will find that the Portfolios are managed very diligently and that they adhere to the specific characteristics that define each particular style. This report covers the six month period ended February 28, 1998 for both classes of shares of the Portfolios - Investment Class and Institutional Class.

THE STYLE APPROACH

Investors either explicitly or implicitly make style decisions every time they select a mutual fund. Imbedded in the fund description is information that helps to separate that product from all others.

Style categories have emerged over time reflecting the very different investment criteria used by money managers. The Portfolios are oriented to the fundamental profiles of our styles. The Growth Portfolios focus on companies whose financial characteristics include above average earnings growth, sales growth and return on equity. Conversely, the Value Portfolios seek companies with above average earnings yield, dividend yield and price-to-book ratios. We construct the Portfolios using fundamental criteria, which enables us to keep our focus true to the style definitions.

In order to maintain proper style exposure in each Portfolio, changes are made over time as companies' characteristics change. Stocks are sold if they no longer meet the criteria of that particular Portfolio. For example, value stocks can lose their attractiveness, from a value perspective, after a strong relative price advance. Consequently, the Portfolios require constant vigilance and monitoring to make sure that each Portfolio has the most appropriate stocks given its style orientation.

MARKET ENVIRONMENT

During the semi-annual period ended February 28, 1998, we saw a continuation of the trend where large company stocks outperformed small company stocks.

The Wilshire 5000 Index, comprised of all U.S. equity securities, advanced 16.15% for the six months ended February 28, 1998. Large companies, as measured by the Standard & Poors 500 Composite Stock Price Index (the "S&P"), rose 17.57% and small companies, as measured by the Wilshire Next 1750 Index, climbed 10.85% during this time period.

[Graphic Omitted]

                                WILSHIRE                       WILSHIRE
                                  5000          S&P 500       NEXT 1750
                                 INDEX           INDEX          INDEX

U.S. Equity Securities           16.15%
Large Companies                                 17.57%
Small Companies                                                10.85%


NEW FEATURE

While we would like to see our shareholders use the Portfolios for all their investment needs, we realize that many of you will allocate some of your portfolio to other investments as well. From time to time investors have changes in their investment needs. With this in mind, we have added a money market fund to the choices available to shareholders. This fund can be used as a place to wait out a volatile period in the market or serve as a "parking place" between changes in your investment objectives. For more information and a prospectus on this new feature please call the shareholder service number on your statement.

SUMMARY

Market history tells us it is unrealistic to expect bull markets of this duration and this magnitude. However, there is plenty of evidence to support the fundamental strength that is fueling this market advance. Our economy continues to generate slow but steady growth and when coupled with low inflation and interest rates, valuations, while not undervalued, are also not exorbitant. It is anyone's guess as to how long this favorable scenario will continue to exist but until something happens to disrupt it, investors may continue to reap the rewards.

                                    Sincerely,

                                    /s/ Thomas D. Stevens
                                    ----------------------------
                                    Thomas D. Stevens
                                    President and Chairman of the Board

--------------------------------------------------------------------------------
     LARGE COMPANY GROWTH PORTFOLIO
     FUND COMMENTARY
--------------------------------------------------------------------------------
 The Large Company Growth Portfolio continued to perform very well relative to other funds in the same style category as well as other style categories. The performance is largely attributable to the Portfolio's structured and disciplined investment philosophy. The Portfolio's consistent focus on the large growth style category has paid off handsomely as we have seen the category as a whole outperform the broader market.
 Some of the sectors that helped drive performance were Consumer Non-Durables, Capital Goods and Finance. Consumer Non-Durables companies like Merck, Coca Cola, Johnson & Johnson, Procter & Gamble and Wal Mart Stores all made significant contributions to the portfolio. General Electric, a Capital Goods company and a long time component of the portfolio, had the largest weight in the entire portfolio and a total return for the period of 25%. The Finance sector is not typically thought of as a growth category; however, the current economic environment has created some very high powered growth companies in this sector. Companies like American International Group (Insurance) and Norwest Corp. (Banking) have had terrific performance over the last year or so.

                            PORTFOLIO INFORMATION(1)
                            (As of February 28, 1998)
      -----------------------------------------------------------------
          AVERAGE 5-YEAR SALES GROWTH ..............         20.1%
          AVERAGE 5-YEAR EARNINGS GROWTH ...........         18.1%
          AVERAGE 5-YEAR RETURN ON EQUITY ..........         25.5%
          AVERAGE MARKET CAPITALIZATION ............ $80.7 BILLION
      -----------------------------------------------------------------

(1) All averages are dollar-weighted averages. The 5-year numbers are calculated based on the results for the 5-year period ended February 28, 1998 for those securities in the Portfolio's holdings as of February 28, 1998 whose issuers have been in existence for at least 5 years.

--------------------------------------------------------------------------------
     LARGE COMPANY GROWTH PORTFOLIO
     FUND COMMENTARY -- (CONTINUED)
--------------------------------------------------------------------------------
                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
SIX MONTHS ENDED 2/28/98 .........................................        19.27%
ONE YEAR ENDED 2/28/98 ...........................................        37.89%
FIVE YEARS ENDED 2/28/98 .........................................        21.50%
INCEPTION (9/30/92) THROUGH 2/28/98 ..............................        20.62%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
SIX MONTHS ENDED 2/28/98 .........................................        19.39%
ONE YEAR ENDED 2/28/98 ...........................................        38.10%
INCEPTION (7/15/96) THROUGH 2/28/98 ..............................        42.73%

* Assumes reinvestment of all dividends and distributions. During the periods, certain fees and expenses were waived or reimbursed. For the six months ended February 28, 1998, fees and expenses totaling 0.11% per share were waived or reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                            (As of February 28, 1998)
                         Consumer Durables           1.0%
                         Energy                      1.1%
                         Transportation              1.2%
                         Utilities                   2.4%
                         Materials & Services        4.6%
                         Capital Goods               9.8%
                         Finance                    10.8%
                         Consumer Non-Durables      42.1%
                         Technology                 27.0%

**Based on percent of Portfolio's total market value

--------------------------------------------------------------------------------
     LARGE COMPANY VALUE PORTFOLIO
     FUND COMMENTARY
--------------------------------------------------------------------------------

 The Large Company Value Portfolio focuses on stocks which, on a relative basis, are attractively priced based on their earnings, book value and dividend payments. As a result, the Portfolio holds a large portion of securities in the Energy, Finance and Utility sectors. In fact, the average combined weight of those sectors in the Portfolio was in excess of 70% of the market value for the period. With the exception of Energy, holdings in those sectors did very well. The holdings in Finance were up 21% and Utilities were up 23%. Some of the better performing, more heavily weighted stocks in the Portfolio were Bankamerica, Bank of New York, Fleet Financial Group, Bell Atlantic and U.S. West. Despite the solid returns by the Finance and Utilities sectors, other holdings in the Portfolio turned in somewhat lackluster performance. Value oriented stocks in the Materials & Services, Transportation and Consumer Non-Durables sectors remained undervalued by the market relative to other stocks. When the market begins to look for good deals in these sectors the Portfolio will be nicely positioned to take advantage of the increased demand for these stocks.

                             PORTFOLIO INFORMATION(1)
                            (As of February 28, 1998)
       -----------------------------------------------------------------
                   DIVIDEND YIELD 2 ..............    2.6%
                   AVERAGE PRICE/BOOK RATIO ......    3.2%
                   AVERAGE PRICE/EARNINGS RATIO ..    16.8%
                   AVERAGE MARKET CAPITALIZATION .    $30.8 BILLION
       -----------------------------------------------------------------

(1) All averages are dollar-weighted averages. The average price/book ratio is calculated based on the book value of each Portfolio security as of the end of its issuer's most recent fiscal year. The average price/earnings ratio is calculated based on the price of each Portfolio security as of the end of its issuer's most recent fiscal year.

(2) The one-year dividend yield corresponds to the stated dividends of all underlying securities held by the Portfolio and is not an indication of the current SECyield of the portfolio itself.

--------------------------------------------------------------------------------
     LARGE COMPANY VALUE PORTFOLIO
     FUND COMMENTARY -- (CONTINUED)
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
SIX MONTHS ENDED 2/28/98 .........................................       14.43%
ONE YEAR ENDED 2/28/98 ...........................................       28.33%
FIVE YEARS ENDED 2/28/98 .........................................       17.79%
INCEPTION (9/30/92) THROUGH 2/28/98 ..............................       18.83%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
SIX MONTHS ENDED 2/28/98 .........................................       14.52%
ONE YEAR ENDED 2/28/98 ...........................................       28.31%
INCEPTION (7/15/96) THROUGH 2/28/98 ..............................       33.10%

* Assumes reinvestment of all dividends and distributions. During the periods, certain fees and expenses were waived or reimbursed. For the six months ended February 28, 1998, fees and expenses totaling 0.13% per share were waived or reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                            (As of February 28, 1998)

                         Transportation           2.6%
                         Capital Goods            2.9%
                         Consumer Non-Durables    4.7%
                         Materials & Services     5.9%
                         Consumer Durables        8.5%
                         Technology               9.3%
                         Energy                  12.9%
                         Finance                 36.0%
                         Utilities               17.2%

** Based on percent of Portfolio's total market value

--------------------------------------------------------------------------------
     SMALL COMPANY GROWTH PORTFOLIO
     FUND COMMENTARY
--------------------------------------------------------------------------------

 The Small Company Growth Portfolio's sector allocation looked very much like a typical growth portfolio for the past six months. Close to 70% of its holdings were in the classic growth sectors -- Consumer Non-Durables, Materials & Services and Technology. The Technology sector was affected by unsettled international markets, primarily Southeast Asia, as earnings estimates began to fall short of expectations. We believe the outlook is much brighter today for companies exposed to that region as most companies took quick action to put the crisis behind them by making provisions for losses and taking write downs.
 As with the Large Company Growth Portfolio, there are significant holdings in the Finance sector (9%). CMAC Investment Corp.(Insurance) and Legg Mason (Investment Services), both large holdings in that sector, performed very well for the period. Other holdings that performed well over the period were Oakwood Homes (Mobile Homes), Lennar Corp. (Construction Services), Comair Corp and Alaska Air Group (Airlines).

                            PORTFOLIO INFORMATION(1)
                            (As of February 28, 1998)

          --------------------------------------------------------------
                  AVERAGE 5-YEAR SALES GROWTH ......         26.8%
                  AVERAGE 5-YEAR EARNINGS GROWTH ...         16.4%
                  AVERAGE 5-YEAR RETURN ON EQUITY ..         15.8%
                  AVERAGE MARKET CAPITALIZATION .... $1.2 BILLION
          --------------------------------------------------------------

(1) All averages are dollar-weighted averages. The 5-year numbers are calculated based on the results for the 5-year period ended February 28, 1998 for those securities in the Portfolio's holdings as of February 28, 1998 whose issuers have been in existence for at least 5 years.

--------------------------------------------------------------------------------
     SMALL COMPANY GROWTH PORTFOLIO
     FUND COMMENTARY -- (CONTINUED)
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
SIX MONTHS ENDED 2/28/98 .........................................         8.09%
ONE YEAR ENDED 2/28/98 ...........................................        29.63%
FIVE YEARS ENDED 2/28/98 .........................................        16.21%
INCEPTION (10/1/92) THROUGH 2/28/98 ..............................        17.84%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
SIX MONTHS ENDED 2/28/98 .........................................        8.09%
ONE YEAR ENDED 2/28/98 ...........................................        29.53%
INCEPTION (7/15/96) THROUGH 2/28/98 ..............................        22.25%

* Assumes reinvestment of all dividends and distributions. During the periods, certain fees and expenses were waived or reimbursed. For the six months ended February 28, 1998, fees and expenses totaling 0.18% per share were waived or reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                            (As of February 28, 1998)

                         Utilities                0.2%
                         Energy                   3.0%
                         Capital Goods            6.4%
                         Transportation           6.5%
                         Consumer Durables        6.5%
                         Finance                  8.9%
                         Consumer Non-Durables   17.6%
                         Technology              30.7%
                         Materials & Services    20.2%

** Based on percent of Portfolio's total market value

--------------------------------------------------------------------------------
     SMALL COMPANY VALUE PORTFOLIO
     FUND COMMENTARY
--------------------------------------------------------------------------------
 The Small Company Value Portfolio continued to invest in sectors clearly associated with a value orientation. Holdings in the classic value sectors, Finance and Utilities, really drove performance for the period. These sectors typically include companies which are undervalued relative to their earnings and book value. They also have high dividend yield, which means simply that their price is lower relative to the size of the dividend.
 Demand for value stocks is driven by two types of investors - those investors seeking higher current income coming from the dividend and those who feel the stock is undervalued relative to its earnings potential. The Portfolio buys those stocks which exhibit both of these characteristics. When demand is low for these types of securities prices are slow to rise. Low demand is typically a function of investor sentiment meaning that when investors feel like their current holdings become overvalued they sell them and look for better deals. We believe that despite the hiccup in Asia, most investors don't see the big growth stocks as overvalued and are not looking to sell and buy better valued stocks.
 Despite the lack of investor interest in value stocks of late the Portfolio has done well by its value orientation. Some of the better performing stocks were Universal Corp (Tobacco), CCB Financial Corp (Regional Bank), Safety Kleen (Business Services), Airborne Freight and Rochester Gas & Electric.

                            PORTFOLIO INFORMATION(1)
                            (As of February 28, 1998)

--------------------------------------------------------------------------------
                  DIVIDEND YIELD(2) .............    2.3%
                  AVERAGE PRICE/BOOK RATIO ......    2.4%
                  AVERAGE PRICE/EARNINGS RATIO ..    18.7%
                  AVERAGE MARKET CAPITALIZATION . $970 BILLION
--------------------------------------------------------------------------------

(1) All averages are dollar-weighted averages. The average price/book ratio is calculated based on the book value of each Portfolio security as of the end of its issuer's most recent fiscal year. The average price/earnings ratio is calculated based on the price of each Portfolio security as of the end of its issuer's most recent fiscal year.

(2) The one-year dividend yield corresponds to the stated dividends of all underlying securities held by the Portfolio and is not an indication of the current SECyield of the portfolio itself.

--------------------------------------------------------------------------------
     SMALL COMPANY VALUE PORTFOLIO
     FUND COMMENTARY -- (CONTINUED)
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
SIX MONTHS ENDED 2/28/98 .........................................        13.00%
ONE YEAR ENDED 2/28/98 ...........................................        31.98%
FIVE YEARS ENDED 2/28/98 .........................................        14.40%
INCEPTION (9/30/92) THROUGH 2/28/98 ..............................        15.92%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
SIX MONTHS ENDED 2/28/98 .........................................        13.04%
ONE YEAR ENDED 2/28/98 ...........................................        31.87%
INCEPTION (7/15/96) THROUGH 2/28/98 ..............................        31.33%

* Assumes reinvestment of all dividends and distributions. During the periods, certain fees and expenses were waived or reimbursed. For the six months ended February 28, 1998, fees and expenses totaling 0.17% per share were waived or reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                            (As of February 28, 1998)

                         Technology               2.8%
                         Energy                   3.4%
                         Transportation           4.4%
                         Consumer Durables        5.7%
                         Capital Goods            8.9%
                         Utilities               15.2%
                         Consumer Non-Durables   15.9%
                         Finance                 25.6%
                         Materials & Services    18.1%

** Based on percent of Portfolio's total market value

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY GROWTH PORTFOLIO                         February 28, 1998
     STATEMENT OF INVESTMENTS                                      (Unaudited)
--------------------------------------------------------------------------------
                                                                     VALUE
    SHARES                                                          (NOTE 1)
    ------                                                          --------
   COMMON STOCKS - 100.0%
                 AEROSPACE & DEFENSE - 0.4%
         2,100   Goodrich (B.F.) Company                        $    104,081
         6,500   Textron, Inc.                                       487,094
                                                                ------------
                                                                     591,175
                                                                ------------
                 APPAREL - 0.6%
         2,000   Jones Apparel Group*                                110,000
        11,300   NIKE, Inc., Class B                                 495,788
         2,200   Reebok International Limited*                        68,613
         2,400   Unifi, Inc.                                          88,200
                                                                ------------
                                                                     762,601
                                                                ------------
                 BANKS - 3.8%
        15,000   Bank of New York Company, Inc. ..............       878,438
         4,800   Dime Bancorp, Inc. ..........................       146,400
         6,150   Fifth Third Bancorp .........................       485,850
         1,600   First Commerce Corporation ..................       126,400
           300   First Empire State Corporation ..............       141,600
         4,400   Northern Trust Corporation ..................       334,675
        29,400   Norwest Corporation .........................     1,203,563
         6,400   State Street ................................       395,600
         6,850   Synovus Financial Corporation ...............       240,606
         9,700   US Bancorp ..................................     1,116,106
         2,500   Zions Bancorporation ........................       107,500
                                                                ------------
                                                                   5,176,738
                                                                ------------
                 BUSINESS MACHINES - 13.5%
         4,400   Adaptec, Inc.* ..............................       116,325
         4,100   BMC Software, Inc.*..........................       313,650
         6,100   Cabletron Systems, Inc.* ....................        94,550
         3,000   Ceridian Corporation* .......................       139,688
        39,600   Cisco Systems, Inc.* ........................     2,608,650
        59,300   Compaq Computer Corporation .................     1,901,306
        13,100   Dell Computer Corporation* ..................     1,832,363
         2,650   Diebold, Inc. ...............................       136,144
         6,000   Gateway 2000, Inc.* .........................       264,000
         2,500   Keane, Inc.* ................................       116,250
        10,100   Iomega Corporation*..........................        92,163
         2,800   LeInternational Group, Class A* .............       119,700
        94,400   Microsoft Corporation* ......................     8,000,400
        38,350   Oracle Systems Corporation* .................       944,369
        11,400   Pitney Bowes, Inc. ..........................       534,375
         9,500   Seagate Technology, Inc.* ...................       230,969
        14,500   Sun Microsystems, Inc.* .....................       690,563
                                                                ------------
                                                                  18,135,465
                                                                ------------
                 BUSINESS SERVICES - 3.0%
         3,800   AccuStaff, Inc.* ............................       107,350
        11,600   Automatic Data Processing, Inc.* ............       708,325
        16,025   Cendant Corporation .........................       600,938
         3,800   Cintas Corporation* .........................       161,500
         3,100   Computer Sciences Corporation ...............       324,531
         5,000   Ecolab, Inc. ................................       144,063
         5,900   Equifax, Inc. ...............................       212,031
         4,850   Interpublic Group of Companies, Inc. ........       264,325
         3,200   Manpower, Inc. ..............................       135,000
         2,700   Networks Associates, Inc.* ..................       174,488
         6,300   Omnicom Group, Inc. .........................       288,225
         5,100   Parametric Technology Corporation* ..........       308,869
         4,250   Paychex, Inc. ...............................       219,406
         3,550   Robert Half International, Inc.* ............       160,638
         3,300   SunGard Data Systems, Inc.* .................       112,819
         5,000   Total System Services, Inc. .................       131,250
                                                                ------------
                                                                   4,053,758
                                                                ------------
                 CHEMICALS - 0.6%
         4,400   Air Products & Chemicals, Inc. ..............       369,325
         2,700   Cabot Corporation ...........................        95,175
         2,300   Great Lakes Chemical Corporation ............       111,838
         5,200   Morton International, Inc. ..................       171,925
                                                                ------------
                                                                     748,263
                                                                ------------
                 CONSTRUCTION - 0.4%
         3,000   Case Corporation ............................       195,188
         6,700   Sherwin-Williams Company ....................       224,031
         1,400   Vulcan Materials Company ....................       140,875
                                                                ------------
                                                                     560,094
                                                                ------------
                 CONSUMER DURABLES - 1.3%
         4,100   Clorox Company ..............................       359,775
        11,700   Colgate-Palmolive Company ...................       949,894
         3,700   Leggett & Platt, Inc. .......................       185,694
         6,200   Newell Company, Inc. ........................       284,425
                                                                ------------
                                                                   1,779,788
                                                                ------------
                 CONTAINERS - 0.2%
         1,700   Sealed Air Corporation* .....................       114,431
         3,700   Sonoco Products Company .....................       143,144
                                                                ------------
                                                                     257,575
                                                                ------------
                 COSMETICS - 5.1%
        22,126   Gillette Company ............................     2,386,842
        53,200   Procter & Gamble Company ....................     4,518,675
                                                                ------------
                                                                   6,905,517
                                                                ------------
                 DRUGS & MEDICINE - 15.4%
        30,300   Abbott Laboratories .........................     2,266,819
         2,500   Allergan, Inc. ..............................        87,500
        10,400   Amgen, Inc.* ................................       552,500
         4,900   Becton, Dickinson & Company .................       311,763
         4,300   Biomet, Inc. ................................       128,194
         4,350   Cardinal Health, Inc. .......................       356,156
         4,660   Foundation Health Corporation* ..............       129,024
         5,900   Guidant Corporation .........................       430,331
         6,400   Health Management Associates, Inc., Class A*        178,000
         2,700   Hillenbrand Industries, Inc. ................       151,706
        52,400   Johnson & Johnson ...........................     3,956,200
         2,400   Manor Care, Inc. ............................        90,150
        18,500   Medtronic, Inc. .............................       982,813
        47,600   Merck & Company, Inc. .......................     6,071,975
         4,700   Mylan Laboratories, Inc. ....................        95,763
         2,500   PhyCor, Inc.* ...............................        64,297
         2,800   Quintiles Transnational Corporation* ........       136,850
        28,900   Schering-Plough Corporation .................     2,198,206
         3,700   Stryker Corporation .........................       151,469
         3,800   Sybron International Corporation* ...........       103,788
         7,400   United Healthcare Corporation ...............       449,088
        10,700   Warner-Lambert Company ......................     1,564,875
         3,400   Watson Pharmaceuticals, Inc.* ...............       121,975
         2,800   Wellpoint Health Networks, Inc.* ............       163,625
                                                                ------------
                                                                  20,743,067
                                                                ------------
                 ELECTRONICS - 11.1%
         5,100   ADC Telecommunications, Inc.* ...............       131,644
         3,400   Altera Corporation* .........................       146,625
         3,700   American Power Conversion Corporation* ......       107,300
         6,200   Analog Devices, Inc.* .......................       199,950
         3,475   Andrew Corporation* .........................        95,997
        14,300   Applied Materials, Inc.* ....................       526,419
         3,800   Arrow Electronics, Inc.* ....................       126,588
         7,900   Cadence Design Systems, Inc.* ...............       276,006
         2,000   Electronics For Imaging Company* ............        44,125
        19,300   EMC Corporation* ............................       738,225
        41,000   Hewlett-Packard Company .....................     2,747,000
        64,300   Intel Corporation ...........................     5,766,906
         3,200   KLA-Tencor Corporation* .....................       147,700
         3,000   Linear Technology Corporation ...............       227,250
         5,000   Maxim Integrated Products, Inc.* ............       201,875
         6,100   Molex, Inc. .................................       184,525
        23,500   Motorola, Inc. ..............................     1,310,125
         3,400   Raychem Corporation .........................       147,688
         2,300   SCI Systems, Inc.* ..........................       103,500
         2,400   Synopsys, Inc.* .............................        83,850
         7,100   Tellabs, Inc.* ..............................       428,663
         3,200   Teradyne, Inc.* .............................       151,000
        15,100   Texas Instruments, Inc. .....................       873,913
         2,794   Xilinx, Inc.* ...............................       122,587
                                                                ------------
                                                                  14,889,461
                                                                ------------
                 ENERGY - RAW MATERIALS - 0.9%
        12,000   Enron Oil & Gas Company .....................       564,000
         5,500   ENSCO International, Inc. ...................       160,188
         1,600   Smith International, Inc.* ..................        85,200
         4,000   Transocean Offshore, Inc. ...................       172,000
         2,200   Western Atlas, Inc.* ........................       167,063
                                                                ------------
                                                                   1,148,451
                                                                ------------
                 FINANCE - 3.1%
         2,700   Capital One Financial Corporation ...........       181,406
         4,200   Countrywide Credit Industries, Inc. .........       186,638
         3,650   Edwards (A.G.), Inc. ........................       153,528
         2,100   FINOVA Group, Inc. ..........................       115,500
         9,900   Franklin Resources, Inc. ....................       504,900
         5,300   Green Tree Financial Corporation ............       121,569
         4,300   Household International, Inc. ...............       558,463
         4,200   Kansas City Southern Industries, Inc. .......       156,188
        19,625   MBNA Corporation ............................       702,820
        13,100   Merrill Lynch & Company, Inc. ...............       937,469
         2,300   Price (T. Rowe) Associates, Inc. ............       152,663
        10,350   Schwab (Charles) Corporation ................       390,713
         2,700   United Asset Management Corporation .........        71,719
                                                                ------------
                                                                   4,233,576
                                                                ------------
                 FOOD & AGRICULTURE - 7.0%
        18,000   Campbell Soup Company .......................     1,045,125
        97,700   Coca-Cola Company ...........................     6,710,769
         5,700   Hershey Foods Corporation ...................       380,119
         2,650   Pioneer Hi-Bred International, Inc. .........       274,938
         5,400   Quaker Oats Company .........................       290,925
         6,800   Sysco Corporation ...........................       320,025
         3,900   Whitman Corporation .........................        69,469
         4,600   Wrigley (WM.) Jr. Company ...................       351,325
                                                                ------------
                                                                   9,442,695
                                                                ------------
                 INSURANCE - 4.0%
         5,437   AFLAC, Inc. .................................       334,036
        27,612   American International Group, Inc. ..........     3,318,617
         7,400   Conseco, Inc. ...............................       347,338
         4,500   MGIC Investment Corporation .................       331,594
         3,000   Oxford Health Plans, Inc.* ..................        51,563
         2,900   Progressive Corporation of Ohio .............       336,038
         3,500   ReliaStar Financial Corporation .............       166,469
         1,400   The PMI Group, Inc. .........................       101,850
         7,650   SunAmerica, Inc. ............................       346,641
                                                                 -----------
                                                                   5,334,146
                                                                ------------
                 MEDIA - 1.4%
         2,400   Belo (A.H.) Corporation, Series A ...........       131,400
         3,900   Clear Channel Communications, Inc.* .........       353,438
        11,200   Gannet Company, Inc. ........................       723,100
         3,400   Knight-Ridder, Inc. .........................       191,250
         3,900   McGraw-Hill Companies, Inc. .................       294,938
           500   Washington Post Company, Class B ............       246,750
                                                                ------------
                                                                   1,940,876
                                                                ------------
                 MOTOR VEHICLES - 0.7%
         3,100   Eaton Corporation ...........................       297,794
         3,900   General Motors Corporation, Class H .........       161,606
         5,900   Harley-Davidson, Inc. .......................       171,100
         2,600   Lear Corporation* ...........................       137,475
         3,100   PACCAR, Inc. ................................       196,269
                                                                ------------
                                                                     964,244
                                                                ------------
                 NONDURABLE & ENTERTAINMENT - 1.8%
         4,900   Hasbro, Inc. ................................       177,931
         4,500   International Game Technology ...............       109,125
        11,325   Mattel, Inc. ................................       479,189
        27,000   McDonald's Corporation ......................     1,478,250
         3,000   Starbucks Corporation* ......................       118,688
         5,100   Wendy's International, Inc. .................       110,606
                                                                ------------
                                                                   2,473,789
                                                                ------------
                 PRODUCER GOODS - 11.1%
         2,400   AGCO Corporation ............................        67,500
        22,200   AlliedSignal, Inc. ..........................       944,888
         1,700   Avnet, Inc. .................................       108,375
        14,800   Caterpillar, Inc. ...........................       808,450
         1,800   Crane Company ...............................        88,200
         8,700   Dover Corporation ...........................       336,038
       128,900   General Electric Company ....................    10,021,975
         6,700   Global Marine, Inc.* ........................       155,356
         2,000   Grainger (W.W.), Inc. .......................       193,625
         9,800   Illinois Tool Works, Inc. ...................       587,388
         6,500   Ingersoll-Rand Company ......................       309,563
         3,300   Johnson Controls, Inc. ......................       183,356
         4,400   Parker-Hannifin Corporation .................       205,150
         2,300   Snap-On, Inc. ...............................        97,750
         4,400   Solectron Corporation* ......................       212,850
         5,800   Thermo Electron Corporation* ................       237,800
         4,672   Thermo Instrument Systems, Inc.* ............       164,104
         2,400   Tidewater, Inc. .............................       106,800
         2,100   Weatherford Enterra, Inc.* ..................        72,713
                                                                ------------
                                                                  14,901,881
                                                                ------------
                 RETAIL - 7.3%
         9,600   Albertsons, Inc. ............................       449,400
         5,900   AutoZone, Inc* ..............................       178,475
         2,700   Bed Bath & Beyond, Inc.* ....................       116,606
         3,800   Circuit City Stores, Inc. ...................       146,775
         3,500   CompUSA, Inc.* ..............................       122,500
         3,218   Consolidated Stores Corporation* ............       132,340
         4,453   Dollar General Corporation ..................       205,395
         1,500   Fastenal Company ............................        65,813
        15,750   Gap, Inc. ...................................       703,828
         3,100   General Nutrition Companies, Inc.* ..........       123,225
        28,749   Home Depot, Inc. ............................     1,834,546
         3,100   Kohl's Corporation* .........................       248,581
         6,800   Lowe's Companies, Inc. ......................       397,375
         6,100   Office Depot, Inc.* .........................       167,750
         2,400   Pep Boys-Manny, Moe, & Jack .................        61,500
        19,300   Walgreen Company ............................       708,069
        88,800   Wal-Mart Stores, Inc. .......................     4,112,550
                                                                ------------
                                                                   9,774,728
                                                                ------------
                 SHIPPING - 0.3%
         4,600   FDX Corporation* ............................       292,963
         2,350   Illinois Central Corporation ................        91,209
         1,900    Wisconsin Central Transportation Corporation        51,538
                                                                ------------
                                                                     435,710
                                                                ------------
                 STEEL - 0.3%
         3,400   Nucor Corporation ...........................       175,100
         2,400   Timken Company ..............................        77,400
         3,300   USX-U.S. Steel Group ........................       115,913
                                                                ------------
                                                                     368,413
                                                                ------------
                 TELEPHONE - 2.0%
         2,400   Century Telephone Enterprises ...............       146,400
         3,000   LCI International, Inc.* ....................        99,000
        27,200   MCI Communications Corporation ..............     1,300,500
        17,000   Sprint Corporation ..........................     1,122,000
                                                                ------------
                                                                   2,667,900
                                                                ------------
                 TIRE & RUBBER - 0.1%
         2,300   Danaher Corporation  ........................       165,456
                                                                ------------
                 TRANSPORTATION - AIR - 0.3%
         8,500   Southwest Airlines Company ..................       243,844
         2,400   UAL Corporation* ............................       204,300
                                                                ------------
                                                                     448,144
                                                                ------------
                 TRAVEL & RECREATION - 3.9%
         3,800   Brunswick Corporation .......................       120,650
         6,200   Burlington Northern Santa Fe Corporation ....       617,675
         2,800   Callaway Golf Company .......................        90,300
        11,700   Carnival Corporation ........................       688,838
        26,600   Disney (Walt) Company .......................     2,977,512
         3,900   Harrah's Entertainment, Inc.* ...............        82,144
         5,100   Marriott International, Inc. ................       386,325
         2,200   MGM Grand, Inc.* ............................        79,475
         7,000   Mirage Resorts, Inc.* .......................       160,125
         1,850   Promus Hotel Corporation* ...................        89,263
                                                                ------------
                                                                   5,292,307
                                                                ------------
                 UTILITIES - 0.4%
         6,800   AES Corporation* ............................       299,200
         3,100   CalEnergy Company, Inc.* ....................        83,119
         3,000   MCN Corporation .............................       110,437
                                                                ------------
                                                                     492,756
                                                                ------------
                 TOTAL COMMON STOCKS (Cost $90,580,945)          134,688,574
                                                                ------------

                 TOTAL INVESTMENTS (Cost $90,580,945**) 100.0%   134,688,574
                 OTHER ASSETS AND LIABILITIES (Net)       0.0%***     57,590
                                                        ------  ------------
                 NET ASSETS                             100.0%  $134,746,164
                                                        =====   ============

-------------------------
*    Non-income producing security.
**   Aggregate cost for Federal tax purposes is $90,580,945.
***  Amount represents less than 0.1%

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY VALUE PORTFOLIO                         February 28, 1998
     STATEMENT OF INVESTMENTS                                     (Unaudited)
--------------------------------------------------------------------------------
                                                                       VALUE
SHARES                                                              (NOTE 1)
------                                                              --------
COMMON STOCKS - 99.6%
                 AEROSPACE & DEFENSE - 2.4%
         1,800   Goodrich (B.F.) Company .....................   $    89,213
         2,200   General Dynamics Corporation ................       190,850
         6,700   Lockheed Martin Corporation .................       781,806
         5,700   Textron, Inc. ...............................       427,144
                                                                 -----------
                                                                   1,489,013
                                                                 -----------
                 APPAREL - 0.3%
         4,300   V.F. Corporation ............................       205,056
                                                                 -----------
                 BANKS - 22.5%
         2,750   AmSouth Bancorporation ......................       154,516
        21,879   Banc One Corporation ........................     1,236,164
        24,100   BankAmerica Corporation .....................     1,867,750
         5,107   BankBoston Corporation ......................       509,104
         3,500   Bankers Trust New York Corporation ..........       413,875
         4,800   BB&T Corporation ............................       297,900
         2,195   Charter One Financial .......................       133,003
        14,592   Chase Manhattan Corporation .................     1,810,320
         3,700   Comerica, Inc. ..............................       373,006
         3,800   Crestar Financial Corporation ...............       209,950
         3,100   First of America Bank Corporation ...........       240,831
         2,000   First American Corporation ..................        95,750
        10,187   First Chicago NBD ...........................       837,244
         1,750   First Virginia Banks, Inc. ..................        88,594
         8,600   Fleet Financial Group, Inc. .................       677,788
         1,500   GreenPoint Financial ........................       111,375
         6,530   Huntington Bancshares, Inc. .................       234,264
         7,500   National City Corporation ...................       489,375
        24,500   NationsBank Corporation .....................     1,678,250
         3,258   Old Kent Financial Corporation ..............       125,637
        10,500   PNC Bank ....................................       582,750
         1,900   Republic New York Corporation ...............       229,900
         5,250   SouthTrust Corporation ......................       214,594
         6,000   Summit Bankcorp .............................       298,125
         5,800   Wachovia Corporation ........................       461,100
         8,700   Washington Mutual, Inc. .....................       583,988
                                                                 -----------
                                                                  13,955,153
                                                                 -----------
                 CHEMICALS - 3.3%
         3,800   Air Products & Chemicals, Inc. ..............       318,963
         3,300   ARCO Chemical Company .......................       156,131
         2,300   Cabot Corporation ...........................        81,075
         7,900   Dow Chemical Company ........................       722,850
         2,700   Eastman Chemical Company ....................       176,850
         4,900   Engelhard Corporation .......................        88,813
         1,900   Lubrizol Corporation ........................        73,269
         4,500   Morton International, Inc. ..................       148,781
         1,700   Olin Corporation ............................        77,881
         4,200   Union Carbide Corporation ...................       195,038
                                                                 -----------
                                                                   2,039,651
                                                                 -----------
                 CONSTRUCTION - 0.4%
         1,400   Armstrong World Industries, Inc. ............       109,900
         1,200   Vulcan Materials Company ....................       120,750
                                                                 -----------
                                                                     230,650
                                                                 -----------
                 CONSUMER SERVICES - 0.3%
         5,000   Donnelley (R.R.) & Sons Company .............       198,125
                                                                 -----------
                 DOMESTIC OIL - 0.5%
         2,500   Ashland, Inc. ...............................       139,219
         1,700   Kerr-McGee Corporation ......................       114,963
         1,500   Murphy Oil Corporation ......................        74,906
                                                                 -----------
                                                                     329,088
                                                                 -----------
                 DRUGS & MEDICINE - 0.1%
         2,200   Allergan, Inc. ..............................        77,000
                                                                 -----------
                 ELECTRONICS - 1.4%
         3,500   Ameren Corporation ..........................       134,531
         3,200   Black & Decker Corporation ..................       161,200
         1,700   General Signal Corporation ..................        69,063
         4,100   GPU, Inc. ...................................       164,769
         2,700   Harris Corporation ..........................       136,856
         1,500   National Services Industries, Inc. ..........        83,156
         1,800   Thomas & Betts Corporation ..................       102,038
                                                                 -----------
                                                                     851,613
                                                                 -----------
                 ENERGY - 1.2%
         6,300   Dominion Resources, Inc. ....................       251,213
         5,450   DPL, Inc. ...................................        99,122
         2,600   DQE .........................................        86,288
         4,900   DTE Energy Company ..........................       180,075
         7,600   PECO Energy Company .........................       150,100
                                                                 -----------
                                                                     766,798
                                                                 -----------
                 ENVIRONMENTAL SERVICES - 0.5%
         7,400   USA Waste Services, Inc.* ...................       308,025
                                                                 -----------
                 FINANCE - 8.2%
         3,400   Ahmanson (H.F.) & Company ...................       212,288
        15,000   Allstate Corporation ........................     1,398,750
         4,028   Bear Stearns Company, Inc. ..................       187,806
         1,900   Beneficial Corporation ......................       224,200
         3,200   Edwards (A.G.), Inc. ........................       134,600
         1,400   First Commerce Corporation ..................       110,600
         5,913   First Securities Corporation ................       137,096
        21,450   First Union Corporation .....................     1,130,147
         4,900   Firstar Corporation .........................       204,881
         7,528   KeyCorp .....................................       527,431
         3,100   MBIA, Inc. ..................................       226,881
         2,700   Pacific Century Financial ...................        58,219
         4,700   Paine Webber Group, Inc. ....................       197,400
         4,600   Regions Financial Corporation ...............       182,850
         3,100   TCF Financial Corporation ...................       102,494
         2,300   United Asset Management Corporation .........        61,094
                                                                 -----------
                                                                   5,096,737
                                                                 -----------
                 FOOD & AGRICULTURE - 0.4%
         2,000   Giant Food, Inc., Class A ...................        72,625
         2,600   Hormel Foods Corporation ....................        96,525
         2,000   Supervalu, Inc. .............................        95,250
                                                                 -----------
                                                                     264,400
                                                                 -----------
                 INSURANCE - 5.1%
         2,000   American Financial Group, Inc. ..............        80,875
         6,000   Chubb Corporation ...........................       478,875
         2,600   CIGNA Corporation ...........................       496,600
         1,900   Cincinnati Financial Corporation ............       256,500
         2,500   Jefferson- Pilot Corporation ................       209,688
         3,500   Lincoln National Corporation ................       293,125
         2,900   Old Republic International Corporation ......       122,344
         3,100   ReliaStar Financial Corporation .............       147,444
         4,700   SAFECO Corporation ..........................       246,456
         2,900   St Paul Companies, Inc. .....................       257,013
         4,700   Torchmark Corporation .......................       218,844
         2,200   Transamerica Corporation ....................       256,163
         1,300   Unitrin, Inc. ...............................        89,863
                                                                 -----------
                                                                   3,153,790
                                                                 -----------
                 INTERNATIONAL OIL - 12.4%
        16,900   Amoco Corporation ...........................     1,436,500
        11,100   Atlantic Richfield ..........................       863,025
        22,600   Chevron Corporation .........................     1,833,425
        27,100   Mobil Corporation ...........................     1,963,056
         1,700   Pennzoil Company ............................       113,794
         9,000   Phillips Petroleum Company ..................       441,000
        18,100   Texaco, Inc. ................................     1,010,206
                                                                 -----------
                                                                   7,661,006
                                                                 -----------
                 MEDICAL SUPPLIES - 0.1%
         1,900   Bard (C.R.), Inc. ...........................        66,263
                                                                 -----------
                 MOTOR VEHICLES - 9.5%
        23,100   Chrysler Corporation ........................       899,456
         1,300   Cummins Engine, Inc. ........................        75,238
         3,500   Dana Corporation ............................       190,969
         2,700   Eaton Corporation ...........................       259,369
        41,000   Ford Motor Company ..........................     2,319,044
        25,100   General Motors Corporation ..................     1,730,331
         2,700   PACCAR, Inc. ................................       170,944
         4,200   TRW, Inc. ...................................       230,213
                                                                 -----------
                                                                   5,875,564
                                                                 -----------
                 NON-DURABLE & ENTERTAINMENT - 0.6%
         2,500   American Greetings Corporation, Class A .....       114,063
         4,300   Hasbro, Inc. ................................       156,144
         4,500   Wendy's International, Inc. .................        97,594
                                                                 -----------
                                                                     367,801
                                                                 -----------
                 NON-FERROUS METALS - 0.2%
         2,100   Phelps Dodge Corporation ....................       133,350
                                                                 -----------
                 PAPER & FOREST PRODUCTS - 1.0%
         1,600   Consolidated Papers .........................        92,900
         6,400   Fort James Corporation ......................       290,400
         3,500   Mead Corporation ............................       119,656
         3,500   Westvaco Corporation ........................       113,750
                                                                 -----------
                                                                     616,706
                                                                 -----------
                 PHOTOGRAPHY - 0.1%
         1,500   Polaroid Corporation ........................        68,719
                                                                 -----------
                 PRODUCER GOODS - 1.8%
         4,200   Cooper Industries, Inc. .....................       235,725
         1,600   Harsco Corporation ..........................        67,000
         2,300   Hubbell, Inc., Class B ......................       115,863
         5,700   Ingersoll-Rand Company ......................       271,463
         2,800   Johnson Controls, Inc. ......................       155,575
         3,750   Parker-Hannifin Corporation .................       174,844
         2,000   Snap-On, Inc. ...............................        85,000
                                                                 -----------
                                                                   1,105,470
                                                                 -----------
                 RAILROADS - 1.4%
        12,900   Norfolk Southern Corporation ................       444,244
         8,500   Union Pacific Corporation ...................       433,500
                                                                 -----------
                                                                     877,744
                                                                 -----------
                 RETAIL - 1.4%
         9,300   Limited, Inc. ...............................       269,700
         8,000   May Department Stores Company ...............       486,000
         1,300   Mercantile Stores Company, Inc. .............        85,556
                                                                 -----------
                                                                     841,256
                                                                 -----------
                 STEEL - 0.1%
         2,100   Timken Company ..............................        67,725
                                                                 -----------
                 TECHNOLOGY - 6.2%
        33,800   International Business Machines Corporation .     3,529,988
         2,300   Northrop Grumman Corporation ................       319,700
                                                                 -----------
                                                                   3,849,688
                                                                 -----------
                 TELEPHONE - 0.5%
         6,400   ALLTEL Corporation ..........................       292,400
                                                                 -----------
                 TIRE & RUBBER - 0.1%
         2,700   Cooper Tire & Rubber ........................        62,269
                                                                 -----------
                 TOBACCO - 1.0%
         5,800   Fortune Brands ..............................       230,188
        11,100   RJR Nabisco Holdings Corporation ............       383,644
                                                                 -----------
                                                                     613,832
                                                                 -----------
                 TRANSPORTATION - AIR - 0.5%
         2,600   Delta Air Lines, Inc. .......................       293,963
                                                                 -----------
                 TRANSPORTATION SERVICES - 0.7%
         7,500   CSX Corporation .............................       419,531
                                                                 -----------
                 TRAVEL & RECREATION - 0.3%
         3,400   Brunswick Corporation .......................       107,950
         3,300   Viad Corporation ............................        79,819
                                                                 -----------
                                                                     187,769
                                                                 -----------
                 UTILITIES - 14.9%
         4,200   Allegheny Energy, Inc. ......................       128,363
         6,500   American Electric Power Company .............       312,000
         5,000   Baltimore Gas & Electric Company ............       157,813
        26,725   Bell Atlantic Corporation ...................     2,398,569
         5,200   Carolina Power & Light Company ..............       217,100
         7,200   Central & South West Corporation ............       193,050
         8,000   Consolidated Edison Company New York , Inc. .       340,000
         3,200   Consolidated Natural Gas Company ............       184,000
        12,308   Duke Energy Corporation .....................       683,863
         3,800   Enova Corporation ...........................        96,900
         8,200   Entergy Corporation .........................       237,288
         7,800   FirstEnergy Corporation .....................       225,713
         6,300   FPL Group, Inc. .............................       365,794
         9,800   Houston Industries ..........................       253,575
         4,100   Long Island Lighting Company ................       127,100
         2,200   New England ElectricSystem ..................        92,675
         4,300   NIPSCO Industries ...........................       110,456
         2,500   Northern States Power .......................       137,344
         2,800   Pacific Enterprises .........................       101,675
        15,000   PG & E Corporation ..........................       452,813
         5,600   PP & L Resources, Inc. ......................       125,300
         7,900   Public Service Entreprise ...................       254,775
         2,900   Puget Sound Power & Light ...................        78,663
         3,600   SCANA Corporation ...........................       103,500
        23,500   Southern Company ............................       580,156
         4,500   TECO Energy, Inc. ...........................       118,406
         7,400   Unicom Corporation ..........................       237,263
        16,400   US West, Inc. ...............................       853,825
         2,200   Western Resources, Inc. .....................        90,200
                                                                 -----------
                                                                   9,258,179
                                                                 -----------
                 WINE & SPIRITS - 0.2%
         2,300   Brown-Forman Corporation, Class B ...........       127,650
                                                                 -----------
                 TOTAL COMMON STOCKS (Cost $46,216,552) ......    61,751,984
                                                                 -----------

                 TOTAL INVESTMENTS (Cost $46,216,552**)  99.6%    61,751,984
                 OTHER ASSETS AND LIABILITIES (Net) ..... 0.4%       237,558
                                                        -----    -----------
                 NET ASSETS                             100.0%   $61,989,542
                                                        =====    ===========

*  Non-income producing security.
** Aggregate cost for Federal tax purposes is $46,216,552.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     SMALL COMPANY GROWTH PORTFOLIO                        February 28, 1998
     STATEMENT OF INVESTMENTS                                     (Unaudited)
--------------------------------------------------------------------------------
                                                                       VALUE
    SHARES                                                           (NOTE 1)
    ------                                                           --------

COMMON STOCKS - 99.9%
                 ADVERTISING & MARKETING - 1.2%
         4,500   Catalina Marketing Corporation* .............   $   217,406
         2,400   HA-LO Industries* ...........................        70,950
                                                                 -----------
                                                                     288,356
                                                                 -----------
                 AEROSPACE & DEFENSE - 0.5%
         3,850   AAR Corporation .............................       116,944
                                                                 -----------
                 AIR TRANSPORTATION - 2.7%
         3,700   Alaska Air Group, Inc.* .....................       203,731
        16,350   Comair Holdings, Inc. .......................       435,319
                                                                 -----------
                                                                     639,050
                                                                 -----------
                 APPAREL - 3.1%
         9,400   Nautica Enterprises, Inc.* ..................       270,838
         4,100   St. John Knits, Inc. ........................       173,225
         9,950   Wolverine World Wide, Inc. ..................       279,844
                                                                 -----------
                                                                     723,907
                                                                 -----------
                 BANKS - 0.2%
         1,200   TR Financial Corporation ....................        39,563
                                                                 -----------
                 BUSINESS MACHINES - 7.7%
         2,100   ANADIGICS, Inc.* ............................        32,813
         2,500   Applied Magnetics Corporation* ..............        29,844
         1,800   Auspex Systems, Inc.* .......................        17,213
           700   Bisys Group, Inc.* ..........................        25,988
         1,200   Black Box Corporation* ......................        42,900
         3,400   Broderdund Software Corporation* ............        84,150
         3,900   Computer Products, Inc.* ....................        97,256
         3,640   Comverse Technology, Inc.* ..................       170,170
        13,375   Concord EFS, Inc.* ..........................       416,275
         1,600   Fair Issac & Company, Inc. ..................        56,600
         1,100   SanDisk Corporation* ........................        27,981
         5,500   S3, Inc.* ...................................        33,688
         6,200   Tech Data Corporation* ......................       288,300
        18,900   Unisys Corporation* .........................       337,838
         3,700   Wind River Systems, Inc.* ...................       144,763
                                                                 -----------
                                                                   1,805,779
                                                                 -----------
                 BUSINESS SERVICES - 10.0%
         3,600   Alternative Resources Corporation* ..........        84,150
         2,000   Bowne & Company, Inc. .......................        84,750
         5,000   Cambridge Technology Partners, Inc.* ........       227,500
         2,800   CDI Corporation* ............................       129,500
         2,800   CIBER, Inc.* ................................       186,900
         3,100   Computer Task Group, Inc. ...................       126,519
         3,800   Cytec Industries, Inc.* .....................       185,725
         3,900   Dialogic Corporation* .......................       169,163
         5,700   DeVRY, Inc.* ................................       193,800
         1,850   Graco, Inc. .................................        54,575
         1,800   Jacobs Engineering Group, Inc.* .............        53,888
         8,600   Mentor Graphics Corporation* ................        89,762
         6,700   National Data Corporation ...................       294,800
         3,900   Sequent Computer Systems, Inc.* .............        82,631
         4,200   ThermoTrex Corporation* .....................        74,550
         3,300   Vantive Corporation* ........................        90,338
         1,700   Volt Information Sciences, Inc.* ............        89,357
         1,100   Wackenhut Corrections Corporation* ..........        31,350
         3,100   Zebra Technologies Corporation, Class A* ....        89,513
                                                                 -----------
                                                                   2,338,771
                                                                 -----------
                 CONSTRUCTION - 6.3%
         1,900   Centex Corporation ..........................       138,819
         1,300   Florida Rock Industries, Inc. ...............        33,963
         7,200   Lennar Corporation ..........................       201,150
         1,600   Lone Star Industries ........................        96,400
         3,200   Medusa Corporation ..........................       151,400
         2,000   NCI Building Systems, Inc.* .................        79,000
        10,900   Oakwood Homes Corporation ...................       431,913
         1,900   Southdown, Inc. .............................       121,600
         6,400   Toll Brothers, Inc.* ........................       192,000
         1,000   Triangle Pacific Corporation* ...............        36,000
                                                                 -----------
                                                                   1,482,245
                                                                 -----------
                 CONSUMER DURABLES - 4.0%
         3,700   Best Buy Company, Inc.* .....................       220,613
        10,300   Blyth Industries, Inc.* .....................       309,644
         6,500   Champion Enterprises, Inc.* .................       163,313
         2,700   Coachmen Industries, Inc. ...................        77,119
         4,100   Shorewood Packaging Corporation* ............       100,450
         2,300   Watsco, Inc. ................................        62,963
                                                                 -----------
                                                                     934,102
                                                                 -----------
                 CONSUMER NON-DURABLES - 0.5%
           600   ADVO, Inc.* .................................        14,662
         3,800   Richfood Holdings, Inc. .....................       108,063
                                                                 -----------
                                                                     122,725
                                                                 -----------
                 CONSUMER SERVICES - 0.4%
         2,800   Equity Corporation International* ...........        58,800
         1,100   Scholastic Corporation* .....................        43,588
                                                                 -----------
                                                                     102,388
                                                                 -----------
                 DRUGS & MEDICINE - 11.0%
         2,400   ADAC Laboratories, Inc.* ....................        63,900
         5,600   Arrow International .........................       219,100
         2,850   Bio-Rad Laboratories, Inc., Class A* ........        73,031
         1,900   Datascope Corporation* ......................        47,738
         3,000   Hologic, Inc.* ..............................        68,625
         6,900   Invacare Corporation ........................       158,269
         3,500   Jones Medical Industries, Inc. ..............       129,938
         1,100   Medicis Pharmaceutical Corporation, Class A*         47,231
         4,600   Mentor Corporation ..........................       134,263
         4,258   Nature's Sunshine Products, Inc. ............       109,644
         2,300   Patterson Dental Company* ...................        69,575
         2,300   Pediatrix Medical Group, Inc.* ..............        94,875
         4,700   Respironics, Inc.* ..........................       127,488
         5,700   Sofamor Danek Group, Inc.* ..................       428,925
         8,800   Thermedics, Inc.* ...........................       144,100
         8,010   Total Renal Care Holdings, Inc.* ............       257,822
         7,800   .Universal Health Services, Inc. Class B* ...       407,550
                                                                 -----------
                                                                   2,582,074
                                                                 -----------
                 ELECTRONICS - 17.1%
         8,300   Acxiom Corporation* .........................       174,300
         3,000   Altron, Inc.* ...............................        46,125
         2,100   Applied Power, Inc., Class A ................        75,600
         3,000   Belden, Inc. ................................       116,813
         2,300   BMC Industries, Inc. ........................        44,706
         1,600   Borg-Warner Security Corporation* ...........        29,200
         1,500   Burr-Brown Corporation* .....................        61,688
         1,300   Cable Design Technologies* ..................        37,781
         2,900   Cognex Corporation* .........................        69,781
         1,900   Coherent, Inc.* .............................        88,825
         3,100   Credence Systems Corporation* ...............       103,463
         7,000   Dallas Semiconductor Corporation ............       332,500
         1,400   ESS Technology, Inc.* .......................        10,675
         3,100   Etec Systems, Inc.* .........................       162,556
         2,700   Fluke Corporation ...........................        65,644
           800   FSI International, Inc.* ....................        10,800
         5,600   Gentex Corporation* .........................       180,600
         5,800   Input/Output, Inc.* .........................       125,063
         4,300   Kent Electronics Corporation* ...............        95,944
         3,300   Lattice Semiconductor Corporation* ..........       176,757
         2,900   Level One Communications, Inc.* .............       130,319
           700   Lindsay Manufacturing Company ...............        29,313
         1,300   Littelfuse, Inc.* ...........................        36,725
         3,600   Marshall Industries* ........................       105,525
         3,200   Mascotech, Inc. .............................        66,400
         2,400   Methode Electronics, Inc., Class A ..........        33,900
         3,500   Novellus Systems, Inc.* .....................       167,781
         2,800   Oak Technology, Inc.* .......................        19,600
         5,600   Photronics, Inc.* ...........................       164,500
         6,900   PictureTel Corporation* .....................        49,594
         1,600   Shiva Corporation* ..........................        21,800
         5,800   Silicon Valley Group, Inc.* .................       158,050
         9,750   Symbol Technologies, Inc. ...................       497,859
         1,100   Technitrol, Inc. ............................        40,219
         1,500   Titan International, Inc. ...................        28,125
         3,000   Tracor, Inc.* ...............................        91,875
         1,400   Unitrode Corporation* .......................        26,338
         2,400   Varian Associates, Inc. .....................       139,200
         3,700   Vicor Corporation* ..........................       104,525
         4,900   Wyman-Gordon Company* .......................        98,000
                                                                 -----------
                                                                   4,018,469
                                                                 -----------
                 ENERGY-RAW MATERIALS - 3.9%
           800   Atwood Oceanics, Inc.* ......................        39,300
         1,100   Benton Oil & Gas Company* ...................        13,681
         4,000   KCS Energy, Inc. ............................        71,000
         3,200   Oceaneering International, Inc.* ............        53,000
         2,100   SEACOR SMIT, Inc.* ..........................       117,469
           900   Simpson Manufacturing Company, Inc.* ........        37,013
         3,160   Swift Energy Company* .......................        56,682
         1,300   Techne Corporation* .........................        24,456
         3,100   Tersoro Petroleum Corporation* ..............        51,344
         1,350   Tetra Tech, Inc.* ...........................        30,038
         6,300   Varco International, Inc.* ..................       156,713
        12,800   Vintage Petroleum, Inc. .....................       256,800
                                                                 -----------
                                                                     907,496
                                                                 -----------
                 FINANCE - 5.2%
         2,700   Aames Financial Corporation .................        36,113
         4,000   AmeriCredit Corporation* ....................       109,250
         2,800   Anixter International, Inc.* ................        48,300
         5,600   CMAC Investment Corporation .................       375,200
         4,200   Henry (Jack) & Associates ...................       144,900
         5,966   Legg Mason, Inc. ............................       356,469
         2,800   Pre Paid Legal Services, Inc.* ..............       117,950
         1,100   Riggs National Corporation ..................        29,150
                                                                 -----------
                                                                   1,217,332
                                                                 -----------
                 FOOD & AGRICULTURE - 1.6%
         2,600   Delta & Pine Land Company ...................        98,638
         3,600   Smart & Final, Inc. .........................        69,975
         6,600   Smithfield Foods, Inc.* .....................       208,725
                                                                 -----------
                                                                     377,338
                                                                 -----------
                 INSURANCE - 4.7%
         1,100   Acceptance Insurance Companies, Inc.* .......        26,744
         2,600   Executive Risk, Inc. ........................       177,288
         1,500   Markel Corporation* .........................       261,000
        10,800   UICI* .......................................       346,950
         4,900   Vesta Insurance Group, Inc. .................       280,831
                                                                 -----------
                                                                   1,092,813
                                                                 -----------
                 MANUFACTURING INDUSTRIES - 0.4%
         1,400   Harman International Industries, Inc. .......        65,100
         2,400   Paxar Corporation* ..........................        33,600
                                                                 -----------
                                                                      98,700
                                                                 -----------
                 MEDIA - 0.7%
         2,600   BET Holdings, Inc., Class A* ................       141,863
         1,300   Proxim, Inc.* ...............................        17,225
                                                                 -----------
                                                                     159,088
                                                                 -----------
                 NONDURABLE & ENTERTAINMENT - 1.6%
         7,300   Applebee's International, Inc. ..............       167,900
         1,100   IHOP Corporation* ...........................        39,463
         2,000   Lone Star Technologies, Inc.* ...............        62,000
         2,200   Regis Corporation ...........................        59,400
         5,200   Sodak Gaming, Inc.* .........................        39,650
                                                                 -----------
                                                                     368,413
                                                                 -----------
                 NON-FERROUS METALS - 0.5%
         3,300   Wolverine Tube, Inc.* .......................       127,463
                                                                 -----------
                 PAPER & FOREST PRODUCTS - 0.2%
         2,400   Lydall, Inc.* ...............................        42,150
                                                                 -----------
                 PRODUCER GOODS - 1.8%
         1,400   Barnes Group, Inc. ..........................        41,300
         4,000   Ionics, Inc.* ...............................       172,000
         7,200   JLG Industries, Inc. ........................       112,500
         2,100   Kuhlman Corporation .........................        92,663
                                                                 -----------
                                                                     418,463
                                                                 -----------
                 RETAIL - 5.4%
         2,000   Buckle, Inc. ................................        82,250
        11,150   Claire's Stores, Inc.* ......................       200,700
         7,900   CompuCom Systems, Inc.* .....................        69,619
         1,400   Department 56, Inc.* ........................        46,112
         3,100   Dress Barn, Inc.* ...........................        90,481
         4,200   Ethan Allen Interiors, Inc. .................       234,150
         1,100   Friedman's, Inc., Class A* ..................        19,594
         3,900   Just For Feet, Inc.* ........................        66,056
         1,900   Miller (Herman), Inc. .......................       116,375
         3,100   Stein Mart, Inc.* ...........................       100,169
         3,000   The Men's Wearhouse, Inc.* ..................       108,375
           400   United Stationers, Inc.* ....................        23,950
         3,900   West Marine, Inc.* ..........................       107,006
                                                                 -----------
                                                                   1,264,837
                                                                 -----------
                 TELEPHONE - 2.0%
        11,100   Aspect Telecommunications, Inc.* ............       292,763
         1,100   Coherent Communincation Systems Corporation*         46,475
         5,600   Premisys Communications, Inc.* ..............       133,000
                                                                 -----------
                                                                     472,238
                                                                 -----------
                 TRAVEL & RECREATION - 3.4%
         3,700   Anchor Gaming Company* ......................       251,600
         6,100   GTECH Holding Corporation* ..................       215,406
         8,200   Regal Cinemas, Inc.* ........................       242,413
         2,800   Rio Hotel & Casino, Inc.* ...................        79,625
                                                                 -----------
                                                                     789,044
                                                                 -----------
                 TRUCKING & FREIGHT - 3.7%
         2,400   Air Express International Corporation .......        67,200
         3,300   CNF Transportation, Inc. ....................       129,113
         6,000   Expeditors International of Washington, Inc.        243,000
         3,623   Heartland Express, Inc.* ....................        91,481
         2,300   Landstar System, Inc.* ......................        68,425
         3,100   Swift Transportation Company, Inc.* .........       101,138
         7,100   Werner Enterprises, Inc. ....................       176,613
                                                                 -----------
                                                                     876,970
                                                                 -----------
                 WINE & SPIRITS - 0.1%
           600   Robert Mondavi Corporation, Class A*            $    24,900
                                                                 -----------
                 TOTAL COMMON STOCKS (Cost $18,559,951)           23,431,618
                                                                 -----------

                 TOTAL INVESTMENTS (Cost $18,559,951**) 99.9%     23,431,618
                 OTHER ASSETS AND LIABILITIES (Net)      0.1%         14,221
                                                      ------     -----------
                 NET ASSETS                           100.00%    $23,445,839
                                                      ======     ===========
*    Non-income producing security.
**   Aggregate cost for Federal tax purposes is $18,559,951.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     SMALL COMPANY GROWTH PORTFOLIO                        February 28, 1998
     STATEMENT OF INVESTMENTS -- (Continued)                      (Unaudited)
--------------------------------------------------------------------------------
                                                                       VALUE
    SHARES                                                          (NOTE 1)

COMMON STOCKS - 99.8%
                 AEROSPACE & DEFENSE - 0.8%
         9,900   AAR Corporation .............................   $   300,713
         3,600   Curtiss-Wright Corporation ..................       134,775
                                                                 -----------
                                                                     435,488
                                                                 -----------
                 APPAREL - 1.8%
         6,100   Brown Group, Inc. ...........................        90,738
         7,600   Guilford Mills, Inc. ........................       215,650
         7,500   Kellwood Company ............................       243,281
         7,100   Springs Industries, Inc., Class A ...........       397,156
                                                                 -----------
                                                                     946,825
                                                                 -----------
                 BANKS - 16.4%
         7,750   BanCorp South, Inc. .........................       338,094
         9,900   Bank United Corporation, Class A ............       466,538
         7,300   CCB Financial Corporation ...................       792,963
         9,000   Centura Banks, Inc. .........................       637,875
         9,800   Citizens Banking Corporation of Michigan ....       329,525
         5,875   Commerce Bancorp, Inc. ......................       279,797
         7,102   F&M National Corporation ....................       250,346
         5,500   FirstBank of Illinois Corporation ...........       249,219
         7,600   First Commonwealth Financial ................       225,150
        10,900   First Hawaiian, Inc. ........................       431,913
         6,200   Fort Wayne National Corporation .............       301,281
        14,154   Fulton Financial Corporation ................       455,582
         8,326   Mid Am, Inc. ................................       218,558
         7,566   New York Bancorp, Inc. ......................       306,423
         4,500   ONBANCorp, Inc. .............................       326,813
         9,556   One Valley Bancorp, Inc. ....................       352,378
         7,920   Provident Bankshares ........................       272,250
         5,000   S&T Bancorp, Inc. ...........................       263,750
        30,572   Soveriegn Bancorp, Inc. .....................       592,336
         8,100   Susquehanna Bancshares, Inc. ................       295,650
         6,200   TR Financial Corporation ....................       204,406
         8,066   Trustco Bank Corporation ....................       221,815
         5,300   United Bankshares, Inc. .....................       269,306
         7,200   Whitney Holding Corporation .................       454,500
                                                                 -----------
                                                                   8,536,468
                                                                 -----------
                 BASIC INDUSTRIES - 0.6%
         5,600   Brush Wellman, Inc. .........................       151,200
         7,000   RMI Titanium Company* .......................       166,250
                                                                 -----------
                                                                     317,450
                                                                 -----------
                 BROADCASTING & ADVERTISING - 0.4%
         8,600   True North Communications ...................       221,988
                                                                 -----------
                 BUSINESS SERVICES - 3.9%
         7,100   ABM Industries, Inc. ........................       255,600
         5,650   American Business Products ..................       128,538
         6,400   Bowne & Company, Inc. .......................       271,200
        17,200   Ogden Corporation* ..........................       473,000
        20,000   Safety-Kleen Corporation ....................       536,250
        10,000   Standard Register Company ...................       341,250
                                                                 -----------
                                                                   2,005,838
                                                                 -----------
                 CAPITAL GOODS - 0.8%
        13,700   Cincinnati Milacron, Inc. ...................       422,988
                                                                 -----------
                 CHEMICALS - 1.9%
        13,600   Calgon Carbon Corporation ...................       176,800
         8,100   Dexter Corporation ..........................       329,063
         7,900   Geon Company ................................       158,000
         9,500   Mississippi Chemical Corporation ............       175,750
         2,600   NCH Corporation .............................       158,438
                                                                 -----------
                                                                     998,051
                                                                 -----------
                 CONSTRUCTION - 2.0%
         7,700   Centex Construction Products, Inc. ..........       244,475
         6,300   Granite Construction, Inc. ..................       166,950
         8,400   Interface, Inc. .............................       321,300
         4,000   Lawson Products, Inc. .......................       111,000
         4,100   U.S. Home Corporation* ......................       179,631
                                                                 -----------
                                                                   1,023,356
                                                                 -----------
                 CONSUMER DURABLES - 4.5%
         4,400   Bassett Furniture, Inc. .....................       136,400
        14,300   Kimball International, Inc., Class B ........       298,513
         2,600   National Presto Industries ..................       101,238
        21,700   Premark International, Inc. .................       675,413
         7,400   Pulte Corporation ...........................       336,700
         7,500   Russ Berrie and Company, Inc. ...............       209,063
         3,400   Skyline Corporation .........................       108,588
         9,200   Sturm Ruger & Company, Inc. .................       185,725
         4,200   Toro Company ................................       168,525
         5,200   Watsco, Inc. ................................       142,350
                                                                 -----------
                                                                   2,362,515
                                                                 -----------
                 CONSUMER SERVICES - 0.9%
        27,800   Olsten Corporation ..........................       448,275
                                                                 -----------
                 COSMETICS - 0.3%
         3,500   Chemed Corporation ..........................       138,250
                                                                 -----------
                 DRUGS & MEDICINE - 2.5%
         4,700   Diagnostic Products Corporation .............       133,363
         3,666   Herbalife International, Class A* ...........        87,984
         7,233   Herbalife International, Class B* ...........       168,167
        14,900   Integrated Health Services, Inc. ............       505,669
        11,000   Owens & Minor, Inc. .........................       195,250
        10,700   Wellman, Inc. ...............................       230,050
                                                                 -----------
                                                                   1,320,483
                                                                 -----------
                 ELECTRONICS - 1.8%
         6,200   Fluke Corporation ...........................       150,738
         8,000   Gerber Scientific, Inc. .....................       158,500
        20,700   Glenayre Technologies, Inc.* ................       239,344
         6,200   MTS Systems Corporation .....................       101,138
         4,000   Park Electrochemical Corporation ............       128,500
         7,400   Titan International, Inc. ...................       138,750
                                                                 -----------
                                                                     916,970
                                                                 -----------
                 ENERGY - 1.9%
         9,700   AMCOL International Corporation .............       138,225
        18,020   Atlantic Energy, Inc. .......................       367,158
         7,200   Berry Petroleum, Class A ....................       110,700
         7,700   Indiana Energy, Inc. ........................       230,038
         9,100   Tersoro Petroleum Corporation* ..............       150,719
                                                                 -----------
                                                                     996,840
                                                                 -----------
                 FINANCE - 4.1%
         4,600   Bay View Capital Corporation ................       159,850
        10,700   Berkley (W.R.) Corporation ..................       488,188
         5,275   Chittenden Corporation ......................       201,769
        10,900   Cityscape Financial Corporation* ............         6,131
         4,300   Dain Rauscher Corporation ...................       252,088
         7,100   Eastern Enterprises .........................       314,619
         4,800   FNB Corporation .............................       177,600
         5,700   Gallagher (Arthur J.) & Company .............       235,481
         3,500   JSB Financial, Inc. .........................       188,344
        15,100   Phoenix Duff & Phelps .......................       122,688
                                                                 -----------
                                                                   2,146,758
                                                                 -----------
                 FLUID CONTROLS - 1.1%
         9,800   Aeroquip-Vickers, Inc. ......................       569,013
                                                                 -----------
                FOOD & AGRICULTURE - 2.2%
        14,300   Bob Evans Farms, Inc. .......................       294,044
         6,200   International Multifoods ....................       173,213
        10,100   Smucker (J.M.) Company, Class A .............       268,913
         8,900   Universal Foods Corporation .................       400,500
                                                                 -----------
                                                                   1,136,670
                                                                 -----------
                 INSURANCE - 5.1%
        14,000   Alfa Corporation ............................       252,000
        10,425   ALLIED Group, Inc. ..........................       328,388
         6,100   First American Financial Corporation ........       363,713
         9,600   Foremost Corporation of America .............       219,000
         9,900   Harleysville Group, Inc. ....................       241,313
         4,000   MMI Companies ...............................        95,000
        11,800   Ohio Casualty Company .......................       551,650
        10,100   Selective Insurance Group ...................       277,119
         4,200   Trenwick Group, Inc. ........................       153,300
         6,100   Zenith National Insurance Corporation .......       166,606
                                                                 -----------
                                                                   2,648,089
                                                                 -----------
                 LEASING (EQUIPMENT) - 1.8%
         8,500   GATX Corporation ............................       658,750
        14,100   Rollins Truck Leasing Corporation ...........       281,119
                                                                 -----------
                                                                     939,869
                                                                 -----------
                 LIQUOR - 0.8%
        12,900   Coors, Adolph Company, Class B ..............       403,125
                                                                 -----------
                 MANUFACTURING INDUSTRIES - 5.1%
         7,700   Brady (W.H.) Company ........................       254,100
         4,900   Fuller (H.B.) Company .......................       278,688
        10,366   Modine Manufacturing Company ................       362,810
        18,000   ROHN Industries, Inc. .......................       104,063
         4,700   Standex International Corporation ...........       145,994
        11,400   Stewart & Stevenson Services, Inc. ..........       278,588
        15,000   Trinity Industries, Inc. ....................       753,750
         9,300   Watts Industries, Inc., Class A .............       279,581
         5,800   West Company, Inc. ..........................       183,788
                                                                 -----------
                                                                   2,641,362
                                                                 -----------
                 MEDIA - 2.3%
        10,200   Banta Corporation ...........................       303,450
        29,700   Hollingher International, Inc. ..............       477,056
         9,300   Media General, Inc., Class A ................       437,100
                                                                 -----------
                                                                   1,217,606
                                                                 -----------
                 MOTOR VEHICLES - 4.2%
         7,450   Applied Industrial Technologies, Inc. .......       193,700
         8,600   Arvin Industries, Inc. ......................       340,775
         8,300   Borg-Warner Automotive, Inc. ................       486,588
        10,900   BREED Technologies, Inc. ....................       237,075
         7,300   Exide Corporation ...........................       161,969
         8,700   Intermet Corporation ........................       171,825
         6,370   Myers Industries, Inc. ......................       130,585
         6,200   Smith (A.O.) Corporation ....................       269,700
         5,900   Standard Products Company ...................       192,488
                                                                 -----------
                                                                   2,184,705
                                                                 -----------
                 NON-FERROUS METALS - 0.2%0
         4,800   Castle (A.M.) & Company .....................       115,800
                                                                 -----------
                 PAPER & FOREST PRODUCTS - 1.0%
         8,200   Chesapeake Corporation ......................       278,288
        14,400   Glatefelter (P.H.) Company ..................       252,900
                                                                 -----------
                                                                     531,188
                                                                 -----------
                 PRODUCER GOODS - 3.5%
        10,600   Albany International Corporation, Class A ...       252,413
         7,000   Barnes Group, Inc. ..........................       206,500
         2,800   Butler Manufacturing Company ................        98,700
         5,500   CLARCOR, Inc. ...............................       165,688
         6,150   Hughes Supply, Inc. .........................       213,328
         6,300   Juno Lighting, Inc. .........................       122,850
         2,900   NACCO Industries, Inc. ......................       377,181
         4,900   Quanex Corporation ..........................       162,313
         4,400   Zurn Industries, Inc. .......................       193,050
                                                                 -----------
                                                                   1,792,023
                                                                 -----------
                 RESTAURANTS - 0.6%
        23,400   Boston Chicken, Inc.* .......................       162,338
         7,900   Luby's Cafeterias, Inc. .....................       137,263
                                                                 -----------
                                                                     299,601
                                                                 -----------
                 RETAIL - 3.3%
        13,200   Great Atlantic & Pacific Tea Company, Inc. ..       401,775
         7,300   Hancock Fabrics, Inc. .......................       119,081
        13,700   Longs Drug Stores, Inc. .....................       434,119
         8,800   Shopko Stores, Inc.* ........................       231,550
         6,000   Stanhome, Inc. ..............................       173,250
        11,000   Talbots .....................................       195,938
         6,600   Wynns International, Inc. ...................       167,475
                                                                 -----------
                                                                   1,723,188
                                                                 -----------
                 STEEL - 3.5%
        14,500   ASARCO, Inc. ................................       320,813
        10,100   Birmingham Steel Corporation ................       177,381
         6,800   Carpenter Technology Corporation ............       321,725
         4,000   Cleveland-Cliffs, Inc. ......................       205,500
         5,200   Commercial Metals Company ...................       166,400
        16,800   Inland Steel Industries, Inc. ...............       346,500
        13,200   J & L Speciality Steel, Inc. ................       121,275
         8,800   Oregon Steel Mills, Inc. ....................       177,100
                                                                 -----------
                                                                   1,836,694
                                                                 -----------
                 TOBACCO - 1.1%
        12,200   Universal Corporation .......................       579,500
                                                                 -----------
                 TRANSPORTATION - 3.1%
        17,400   Airborne Freight Corporation ................       629,634
        10,400   ASA Holdings, Inc. ..........................       418,600
         8,200   SABRE Group Holdings, Inc.* .................       270,600
         9,100   USFreightways Corporation ...................       317,931
                                                                 -----------
                                                                   1,636,765
                                                                 -----------
                 UTILITIES - 16.3%
        13,600   Arch Coal Corporation .......................       357,000
         4,700   Bay State Gas Company .......................       178,013
         5,100   Black Hills Corporation .....................       167,025
         4,400   California Water Services Company ...........       132,550
         7,800   Central Louisiana Electric Company, Inc. ....       253,500
        11,100   Central Maine Power Company .................       185,231
         4,800   CILCORP, Inc. ...............................       222,600
         7,000   Eastern Utilities Association ...............       167,563
         5,700   Empire District Electric Company ............       116,850
         4,600   Energen Corporation .........................       178,538
        13,100   Idaho Power Company .........................       457,681
        10,600   IES Industries, Inc. ........................       383,588
         3,400   Interstate Power Company ....................       121,125
         6,000   Laclede Gas Company .........................       148,875
         5,500   Madison Gas & Electric Company ..............       123,063
        10,150   MDU Resources Group .........................       314,016
        11,600   Minnesota Power & Light Company .............       469,075
        17,100   Nevada Power Company ........................       424,294
         6,300   New Jersey Resources ........................       229,950
         7,800   Northwest Natural Gas Company ...............       219,863
         6,100   Northwestern Public Service .................       141,063
        10,900   ONEOK, Inc. .................................       381,500
        10,500   Piedmont Natural Gas, Inc. ..................       325,500
         6,800   Public Service Company of North Carolina ....       146,625
        12,000   Quaker State Corporation ....................       181,500
        13,600   Rochester Gas & Electric Company ............       424,150
         8,100   SIGCORP, Inc. ...............................       233,887
        10,900   Snyder Oil Corporation ......................       203,013
         9,300   Southwest Gas Corporation ...................       188,325
         8,500   Southwestern Energy Company .................        93,500
         4,600   TNP Enterprise, Inc. ........................       147,775
         5,000   United Illuminating Company .................       230,313
        12,200   United Water Resources, Inc. ................       239,425
        19,300   Washington Water Power ......................       441,488
         8,400   WPS Resources Corporation ...................       273,000
                                                                 -----------
                                                                   8,501,464
                                                                 -----------
                 TOTAL COMMON STOCKS (Cost $41,270,246)           51,995,205
                                                                 -----------

                 TOTAL INVESTMENTS (Cost $41,270,246**) 99.8%     51,995,205
                 OTHER ASSETS AND LIABILITIES (Net)      0.2%         84,248
                                                       -----     -----------
                 NET ASSETS                            100.0%    $52,079,453
                                                       =====     ===========
*    Non-income producing security.
**   Aggregate cost for Federal tax purposes is $41,270,246.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------
                                       WILSHIRE TARGET FUNDS, INC.
                                  STATEMENTS OF ASSETS AND LIABILITIES
                                                                  February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------------------------------

                                                  LARGE          LARGE          SMALL          SMALL
                                                 COMPANY        COMPANY        COMPANY        COMPANY
                                                 GROWTH          VALUE          GROWTH         VALUE
                                                PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                ---------       ---------      ---------      ---------
ASSETS:
Investments, at value (Note 1),
  See accompanying schedules ..............    $134,688,574    $61,751,984    $23,431,618    $51,995,205
Cash ......................................              --        219,980             --        178,402
Dividends receivable ......................          66,224        204,010          2,802        103,787
Receivable for investment securities sold .              --             --        211,317             --
Receivable for Portfolio shares sold ......         187,248         53,307         33,811         81,827
Prepaid expenses and other assets .........           3,940          1,868            769          2,143
                                               ------------    -----------    -----------    -----------
  Total Assets ............................     134,945,986     62,231,149     23,680,317     52,361,364
                                               ------------    -----------    -----------    -----------
LIABILITIES:
Payable for investment securities purchased              --        154,894             --        103,962
Payable for Portfolio shares redeemed .....          29,192          4,996             --        103,898
Due to custodian ..........................          22,158             --        185,134             --
Investment advisory fee payable (Note 2) ..          25,075         11,506          1,750          3,891
Administration fee payable (Note 2) .......          17,295          9,154          4,875          8,087
Distribution fees payable (Note 3) ........          15,308             --            927          1,219
Trustees fees payable (Note 2) ............           6,122          2,809          1,068          2,375
Transfer agent fees payable (Note 2) ......           9,218          7,091          4,279          5,334
Custodian fees payable (Note 2) ...........           5,836          6,669          9,977         16,637
Accrued legal and audit fees ..............          21,220         15,012          6,385         11,297
Accrued expenses and other payables .......          48,398         29,476         20,083         25,211
                                               ------------    -----------    -----------    -----------
  Total Liabilities .......................         199,822        241,607        234,478        281,911
                                               ------------    -----------    -----------    -----------
NET ASSETS ................................    $134,746,164    $61,989,542    $23,445,839    $52,079,453
                                               ============    ===========    ===========    ===========
Investments, at cost (Note 1) .............    $ 90,580,945    $46,216,552    $18,559,951    $41,270,246
                                               ============    ===========    ===========    ===========


                                   See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     STATEMENTS OF ASSETS AND LIABILITIES - (Continued)
                                                                  February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------------------------------

                                                  LARGE          LARGE          SMALL          SMALL
                                                 COMPANY        COMPANY        COMPANY        COMPANY
                                                 GROWTH          VALUE          GROWTH         VALUE
                                                PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                ---------       ---------      ---------      ---------
NET ASSETS CONSIST OF:
Undistributed net investment
  income (net investment loss) ............    $      7,488    $   223,915    $  (107,480)   $   120,072
Accumulated (distribution in excess of)
  net realized gain on investments sold ...         (90,326)       847,090        (43,254)       210,120
Net unrealized appreciation of investments.      44,107,629     15,535,432      4,871,667     10,724,959
Par value .................................           4,831          2,847          1,362          3,055
Paid-in capital ...........................      90,716,542     45,380,258     18,723,544     41,021,247
                                               ------------    -----------    -----------    -----------
                                               $134,746,164    $61,989,542    $23,445,839    $52,079,453
                                               ============    ===========    ===========    ===========
NET ASSETS:
Investment Class shares ...................    $ 82,528,878    $14,787,559    $17,529,081    $22,218,203
                                               ============    ===========    ===========    ===========
Institutional Class shares ................    $ 52,217,286    $47,201,983    $ 5,916,758    $29,861,250
                                               ============    ===========    ===========    ===========
SHARES OUTSTANDING:
Investment Class shares ...................       2,959,820        678,905      1,018,460      1,302,136
                                               ============    ===========    ===========    ===========
Institutional Class shares ................       1,871,284      2,168,440        343,736      1,752,456
                                               ============    ===========    ===========    ===========
INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
  price per share .........................    $      27.88    $     21.78    $     17.21    $     17.06
                                               ============    ===========    ===========    ===========
INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
  price per share .........................    $      27.90    $     21.77    $     17.21    $     17.04
                                               ============    ===========    ===========    ===========


                                   See Notes to Financial Statements.


--------------------------------------------------------------------------------------------------------
                                       WILSHIRE TARGET FUNDS, INC.
                                        STATEMENTS OF OPERATIONS
                                                  For the Six Months Ended February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------------------------------

                                                  LARGE          LARGE          SMALL          SMALL
                                                 COMPANY        COMPANY        COMPANY        COMPANY
                                                 GROWTH          VALUE          GROWTH         VALUE
                                                PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                ---------       ---------      ---------      ---------
INVESTMENT INCOME:
Dividends .................................     $   531,526    $   951,880    $    18,359    $   608,365
                                                -----------    -----------    -----------    -----------
EXPENSES:
Investment advisory fee (Note 2) ..........         150,655         81,629         24,778         60,646
Administration fee (Note 2) ...............         103,894         62,477         28,367         49,887
Transfer agent fees (Note 2) ..............          35,255         34,236         22,836         24,687
Custodian fees (Note 2) ...................           9,114         20,610         17,127         30,952
Registration and filing fees ..............          27,883         27,429         22,931         25,004
Legal and audit fees ......................          29,355         19,944          7,769         15,131
Amortization of organization costs (Note 6)             288            300            279            207
Directors' fees and expenses (Note 2) .....          10,861          6,348          2,055          4,963
Distribution fees (Note 3) ................          22,408          3,460          3,127          5,116
Other .....................................          31,273         27,852         14,146         20,235
                                                -----------    -----------    -----------    -----------
  Subtotal ................................         420,986        284,285        143,415        236,828
Fees waived by investment adviser (Note 2)          (59,495)       (34,116)       (14,867)       (36,388)
Custody earnings credit (Note 2) ..........          (5,578)        (8,164)        (2,709)        (5,089)
                                                -----------    -----------    -----------    -----------
  Total net expenses ......................         355,913        242,005        125,839        195,351
                                                -----------    -----------    -----------    -----------
NET INVESTMENT INCOME/(LOSS) ..............         175,613        709,875       (107,480)       413,014
                                                -----------    -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS (Notes 1 and 4):
Net realized gain on investments
  during the period .......................         757,123      2,462,732        620,321      2,720,206
Net change in unrealized appreciation
  of investments during the period ........      20,998,989      5,165,878      1,318,725      2,858,305
                                                -----------    -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS ..........................      21,756,112      7,628,610      1,939,046      5,578,511
                                                -----------    -----------    -----------    -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .........................     $21,931,725    $ 8,338,485    $ 1,831,566    $ 5,991,525
                                                ===========    ===========    ===========    ===========

                                   See Notes to Financial Statements.


--------------------------------------------------------------------------------------------------------
                                       WILSHIRE TARGET FUNDS, INC.
                                   STATEMENTS OF CHANGES IN NET ASSETS
                                             For the Six Months Ended February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------------------------------

                                                  LARGE          LARGE          SMALL          SMALL
                                                 COMPANY        COMPANY        COMPANY        COMPANY
                                                 GROWTH          VALUE          GROWTH         VALUE
                                                PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                ---------       ---------      ---------      ---------
Operations:
Net investment income/(loss) ..............    $    175,613    $   709,875    $  (107,480)   $   413,014
Net realized gain on investments sold
  during the period .......................         757,123      2,462,732        620,321      2,720,206
Net change in unrealized appreciation
  of investments during the period ........      20,998,989      5,165,878      1,318,725      2,858,305
                                               ------------    -----------    -----------    -----------
Net increase in net assets resulting from
  operations ..............................      21,931,725      8,338,485      1,831,566      5,991,525
Distributions to
  shareholders from:
Net investment income:
  Investment Class shares .................        (163,981)      (244,804)            --       (419,255)
  Institutional Class shares ..............        (120,133)    (1,003,982)            --       (579,686)
Net realized gain on investments:
  Investment Class shares .................      (1,534,396)      (771,044)      (587,865)    (2,215,054)
  Institutional Class shares ..............        (966,968)    (3,115,078)      (185,135)    (3,027,827)
                                               ------------    -----------    -----------    -----------
Total distributions to shareholders .......      (2,785,478)    (5,134,908)      (773,000)    (6,241,822)
Capital Stock Transactions:
  Investment Class shares:
     Shares sold ..........................       6,405,421        560,939      3,219,964      7,112,936
     Shares issued as reinvestment
       of dividends .......................       1,615,105        959,302        560,583      2,577,679
     Shares redeemed ......................     (10,862,489)    (1,648,873)    (1,488,289)    (7,678,803)
                                               ------------    -----------    -----------    -----------
Total Investment Class shares .............      (2,841,963)      (128,632)     2,292,258      2,011,812
                                               ------------    -----------    -----------    -----------
  Institutional Class shares:
     Shares sold ..........................       3,607,977      6,766,315        840,000             --
     Shares issued as reinvestment
       of dividends .......................       1,059,360      3,921,647        185,135      3,607,462
     Shares redeemed ......................      (1,586,676)   (15,096,561)            --             --
                                               ------------    -----------    -----------    -----------
Total Institutional Class shares ..........       3,080,661     (4,408,599)     1,025,135      3,607,462
                                               ------------    -----------    -----------    -----------
Net increase/(decrease) in net assets
  from Capital Stock transactions .........         238,698     (4,537,231)     3,317,393      5,619,274
                                               ------------    -----------    -----------    -----------
Net increase/(decrease) in net assets .....      19,384,945     (1,333,654)     4,375,959      5,368,977
                                               ------------    -----------    -----------    -----------
NET ASSETS:
Beginning of period .......................     115,361,219     63,323,196     19,069,880     46,710,476
                                               ------------    -----------    -----------    -----------
End of period .............................    $134,746,164    $61,989,542    $23,445,839    $52,079,453
                                               ============    ===========    ===========    ===========
Undistributed net investment
  income (net investment loss) ............    $      7,488    $   223,915    $  (107,480)   $   120,072
                                               ============    ===========    ===========    ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------
                                       WILSHIRE TARGET FUNDS, INC.
                                       STATEMENTS OF CHANGES IN NET ASSETS - (Continued)
                                             For the Six Months Ended February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------------------------------

                                                  LARGE          LARGE          SMALL          SMALL
                                                 COMPANY        COMPANY        COMPANY        COMPANY
                                                 GROWTH          VALUE          GROWTH         VALUE
                                                PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                ---------       ---------      ---------      ---------
Capital Share Transactions:
  Investment Class Shares:
     Shares sold ...........................        252,905        26,706        202,331        418,787
     Shares issued as reinvestment
       of dividends ........................         64,812        46,098         36,213        156,508
     Shares redeemed .......................       (429,890)      (76,606)       (91,359)      (450,000)
                                                -----------   -----------    -----------    -----------
Net increase/(decrease) in Investment
  Class shares outstanding .................       (112,173)       (3,802)       147,185        125,295
                                                ===========   ===========    ===========    ===========
  Institutional Class shares:
     Shares sold ...........................        140,949       306,360         54,794           --
     Shares issued as reinvestment
       of dividends ........................         42,477       188,541         11,960        219,301
     Shares redeemed .......................        (63,432)     (736,578)          --             --
                                                -----------   -----------    -----------    -----------
Net increase/(decrease) in Institutional
  Class shares outstanding .................        119,994      (241,677)        66,754        219,301
                                                ===========   ===========    ===========    ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------
                                       WILSHIRE TARGET FUNDS, INC.
                                       STATEMENTS OF CHANGES IN NET ASSETS - (Continued)
                                                              Year Ended August 31, 1997
--------------------------------------------------------------------------------------------------------

                                                  LARGE          LARGE          SMALL          SMALL
                                                 COMPANY        COMPANY        COMPANY        COMPANY
                                                 GROWTH          VALUE          GROWTH         VALUE
                                                PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                ---------       ---------      ---------      ---------
Operations:
Net investment income/(loss) ...............   $    132,941   $ 1,034,269    $  (197,313)   $   969,901
Net realized gain on investments sold
  during the period ........................      2,999,006     3,378,742        933,077      4,279,058
Net change in unrealized appreciation
  of investments during the period .........     17,528,339     7,579,626      1,789,172      6,540,323
                                               ------------   -----------    -----------    -----------
Net increase in net assets resulting from
  operations ...............................     20,660,286    11,992,637      2,524,936     11,789,282
Distributions to
  shareholders from:
Net investment income:
  Investment Class shares ..................        (22,088)     (450,971)          --         (662,863)
  Institutional Class shares ...............        (29,526)     (603,729)          --         (355,380)
Net realized gain on investments:
  Investment Class shares ..................     (2,335,170)   (1,745,588)    (3,506,355)    (2,277,643)
  Institutional Class shares ...............     (1,724,527)   (2,263,715)      (802,363)    (1,191,034)
                                               ------------   -----------    -----------    -----------
Total distributions to shareholders ........     (4,111,311)   (5,064,003)    (4,308,718)    (4,486,920)
Capital Stock Transactions:
Investment Class Shares:
  Shares sold ..............................     56,172,170     6,591,762      3,370,546      8,355,863
  Shares issued as reinvestment
  of dividends .............................      2,087,327     2,047,357      3,289,679      2,785,299
  Shares redeemed ..........................    (15,134,615)  (15,615,868)     8,655,680    (20,524,026)
                                               ------------   -----------    -----------    -----------
Total Investment Class shares ..............     43,124,882    (6,976,749)    (1,995,455)    (9,382,864)
                                               ------------   -----------    -----------    -----------
Institutional Class shares:
  Shares sold ..............................     27,361,859    25,463,128        421,000     20,495,849
  Shares issued as reinvestment
  of dividends .............................      1,754,053     2,867,445        802,362      1,546,414
  Shares redeemed ..........................       (225,881)     (343,952)          (964)    (7,914,939)
                                               ------------   -----------    -----------    -----------
Total Institutional Class shares ...........     28,890,031    27,986,621      1,222,398     14,127,324
                                               ------------   -----------    -----------    -----------
Net increase/(decrease) in net assets
  from Capital Stock transactions ..........     72,014,913    21,009,872       (773,057)     4,744,460
                                               ------------   -----------    -----------    -----------
Net increase/(decrease) in net assets ......     88,563,888    27,938,506     (2,556,839)    12,046,822
                                               ------------   -----------    -----------    -----------
NET ASSETS:
Beginning of period ........................     26,797,331    35,384,690     21,626,719     34,663,654
                                               ------------   -----------    -----------    -----------
End of period ..............................   $115,361,219   $63,323,196    $19,069,880    $46,710,476
                                               ============   ===========    ===========    ===========
Undistributed net investment income ........   $    115,989   $   762,826    $      --      $   705,999
                                               ============   ===========    ===========    ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------
                                       WILSHIRE TARGET FUNDS, INC.
                                       STATEMENTS OF CHANGES IN NET ASSETS - (Continued)
                                                              Year Ended August 31, 1997
--------------------------------------------------------------------------------------------------------

                                                  LARGE          LARGE          SMALL          SMALL
                                                 COMPANY        COMPANY        COMPANY        COMPANY
                                                 GROWTH          VALUE          GROWTH         VALUE
                                                PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                ---------       ---------      ---------      ---------
Capital Share Transactions:
Investment Class shares:
  Shares sold ..............................      2,654,409       369,344        207,868        534,802
  Shares issued as reinvestment
  of dividends .............................        106,063       117,125        226,561        195,461
  Shares redeemed ..........................       (672,257)     (812,923)      (535,487)    (1,270,157)
                                                  ---------     ---------       --------     ----------
Net increase/(decrease) in Investment
  Class shares outstanding .................      2,088,215      (326,454)      (101,058)      (539,894)
                                                  =========     =========       ========     ==========
Institutional Class shares:
  Shares sold ..............................      1,270,150     1,283,987         29,135      1,427,581
  Shares issued as reinvestment
  of dividends .............................         89,174       164,042         55,221        108,597
  Shares redeemed ..........................         (9,124)      (17,018)           (69)      (463,718)
                                                  ---------     ---------       --------     ----------
Net increase in Institutional Class
  shares outstanding .......................      1,350,200     1,431,011         84,287      1,072,460
                                                  =========     =========       ========     ==========

                       See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
      For a Portfolio Share Outstanding Throughout Each Period.

                                                                                     Investment Class Shares
                                                   ------------------------------------------------------------------------------
                                                   Six Months                    Year Ended August 31,                     Period
                                                     Ended        --------------------------------------------------       Ended
                                                    2/28/98+        1997          1996          1995          1994       8/31/93(1)
                                                    --------      --------      --------      --------      --------     --------
Net asset value, beginning of period ...........    $  23.92      $  19.35      $  16.34      $  13.31      $  12.74     $  12.50
                                                    --------      --------      --------      --------      --------     --------
Income from investment
      operations:
Net investment income ..........................        0.04***       0.04***       0.07          0.10          0.15         0.21
Net realized and unrealized gain on
      investments ..............................        4.50          7.29          3.45          3.03          0.65         0.10
                                                    --------      --------      --------      --------      --------     --------
Total from investment operations ...............        4.54          7.33          3.52          3.13          0.80         0.31
                                                    --------      --------      --------      --------      --------     --------
Less distributions:
Dividends from net investment income ...........       (0.06)        (0.03)        (0.12)        (0.10)        (0.23)       (0.07)
Distributions from capital gains ...............       (0.52)        (2.73)        (0.39)         --            --           --
                                                    --------      --------      --------      --------      --------     --------
Total distributions ............................       (0.58)        (2.76)        (0.51)        (0.10)        (0.23)       (0.07)
                                                    --------      --------      --------      --------      --------     --------
Net asset value, end of period .................    $  27.88      $  23.92      $  19.35      $  16.34      $  13.31     $  12.74
                                                    ========      ========      ========      ========      ========     ========
Total return (a) ...............................       19.27%**      40.91%        21.90%        23.67%         6.34%        2.46%**
                                                    ========      ========      ========      ========      ========     ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ...........    $ 82,529      $ 73,480      $ 19,035      $ 21,348      $  8,424     $  8,061
Operating expenses including
      reimbursement/waiver/custody
      earnings credit ..........................        0.61%*        0.81%         0.93%         0.84%         0.68%        --
Operating expenses excluding custody
      earnings credit ..........................        0.62%*        0.91%         --            --            --           --
Operating expenses excluding
      reimbursement/waiver/custody
      earnings credit ..........................        0.72%*        1.09%         0.96%         1.05%         1.39%        1.14%**
Net investment income including
      reimbursement/waiver/custody
      earnings credit ..........................        0.27%*        0.20%         0.39%         0.94%         1.18%        1.66%**
Portfolio turnover rate ........................          13%**         43%           44%           30%           22%           2%**
Average commission rate paid (b) ...............    $ 0.0247      $ 0.0247      $ 0.0312          --            --           --

----------
 +  Unaudited.
 *  Annualized.
**  Non-annualized.
*** Computed based on average shares outstanding.
(1) Large Company Growth Portfolio Investment Class Shares commenced operations on September 30, 1992.
(a) Total return represents aggregate total return for the period indicated.
(b) Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY GROWTH PORTFOLIO - (Continued)
     FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
      For a Portfolio Share Outstanding Throughout Each Period.

                                                                   Institutional Class Shares
                                                          -------------------------------------------
                                                          Six Months            Year          Period
                                                             Ended             Ended           Ended
                                                            2/28/98+          8/31/97         8/31/96(1)
                                                            --------         --------         --------
Net asset value, beginning of period .................      $  23.91         $  19.35         $  18.27
                                                            --------         --------         --------
Income from investment operations:
Net investment income ................................          0.04***          0.05***          0.01
Net realized and unrealized gain on investments ......          4.54             7.29             1.07
                                                            --------         --------         --------
Total from investment operations .....................          4.58             7.34             1.08
                                                            --------         --------         --------
Less distributions:
Dividends from net investment income .................         (0.07)           (0.05)            --
Distributions from capital gains .....................         (0.52)           (2.73)            --
                                                            --------         --------         --------
Total distributions ..................................         (0.59)           (2.78)            --
                                                            --------         --------         --------
Net asset value, end of period .......................      $  27.90         $  23.91         $  19.35
                                                            ========         ========         ========
Total return (a) .....................................         19.39%**         40.99%            5.91%**
                                                            ========         ========         ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) .................      $ 52,217         $ 41,881         $  7,763
Operating expenses including
   reimbursement/waiver/custody earnings credit ......          0.55%*           0.78%            0.91%*
Operating expenses excluding custody earnings credit .          0.56%*           0.87%            --
Operating expenses excluding
   reimbursement/waiver/custody earnings credit ......          0.66%*           1.06%            0.94%*
Net investment income including
   reimbursement/waiver/custody earnings credit ......          0.33%*           0.23%            0.41%*
Portfolio turnover rate ..............................            13%**            43%              44%**
Average commission rate paid (b) .....................      $ 0.0247         $ 0.0247         $ 0.0312

------------
 +  Unaudited.
 *  Annualized.
**  Non-annualized.
*** Computed based on average shares outstanding.
(1) Large Company Growth Portfolio Institutional Class Shares commenced operations on July 15, 1996.
(a) Total return represents aggregate total return for the period indicated.
(b) Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
      For a Portfolio Share Outstanding Throughout Each Period.

                                                                             Investment Class Shares
                                                  ------------------------------------------------------------------------------
                                                  Six Months                    Year Ended August 31,                     Period
                                                     Ended        --------------------------------------------------       Ended
                                                    2/28/98+        1997          1996          1995          1994       8/31/93(1)
                                                    --------      --------      --------      --------      --------     --------
Net asset value, beginning of period ............   $  20.49      $  17.80      $  16.02      $  13.99      $  15.18     $  12.50
                                                    --------      --------      --------      --------      --------     --------
Income from investment
   operations:
Net investment income ...........................       0.23***       0.47***       0.85          0.34          0.36         0.54
Net realized and unrealized gain/(loss)
   on investments ...............................       2.65          5.13          1.91          2.19         (0.90)        2.30
                                                    --------      --------      --------      --------      --------     --------
Total from investment operations ................       2.88          5.60          2.76          2.53         (0.54)        2.84
                                                    --------      --------      --------      --------      --------     --------
Less distributions:
Dividends from net investment income ............      (0.38)        (0.60)        (0.47)        (0.40)        (0.36)       (0.16)
Distributions from capital gains ................      (1.21)        (2.31)        (0.51)        (0.10)        (0.29)        --
                                                    --------      --------      --------      --------      --------     --------
Total distributions .............................      (1.59)        (2.91)        (0.98)        (0.50)        (0.65)       (0.16)
                                                    --------      --------      --------      --------      --------     --------
Net asset value, end of period ..................   $  21.78      $  20.49      $  17.80      $  16.02      $  13.99     $  15.18
                                                    ========      ========      ========      ========      ========     ========
Total return (a) ................................      14.43%**      34.27%        17.52%        18.97%        (3.61)%      22.93%**
                                                    ========      ========      ========      ========      ========     ========
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000's) ............   $ 14,788      $ 13,989      $ 17,960      $ 22,926      $ 12,158     $  8,116
Operating expenses including
   reimbursement/waiver/custody
   earnings credit ..............................       0.78%*        0.91%         0.89%         0.81%         0.58%        --
Operating expenses excluding custody
   earnings credit ..............................       0.81%*        0.96%         --            --            --           --
Operating expenses excluding
   reimbursement/waiver/custody
   earnings credit ..............................       0.91%*        1.18%         0.92%         1.02%         1.18%        1.32%**
Net investment income including
   reimbursement/waiver/custody
   earnings credit ..............................       2.14%*        2.51%         3.12%         3.77%         4.02%        4.27%**
Portfolio turnover rate .........................         29%**         65%           56%           58%           47%          22%**
Average commission rate paid (b) ................   $ 0.0122      $ 0.0222      $ 0.0269          --            --           --

----------------
 +   Unaudited.
 *   Annualized.
**   Non-annualized.
***  Computed based on average shares outstanding.
(1)  Large Company Value Portfolio Investment Class Shares commenced operations on September 30, 1992.
(a)  Total return represents aggregate total return for the year indicated.
(b)  Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY VALUE PORTFOLIO - (Continued)
     FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
      For a Portfolio Share Outstanding Throughout Each Period.

                                                                   Institutional Class Shares
                                                          --------------------------------------------
                                                          Six Months          Year            Period
                                                             Ended            Ended            Ended
                                                            2/28/98+         8/31/97          8/31/96(1)
                                                            --------         --------         --------
Net asset value, beginning of period .................      $  20.47         $  17.80         $  17.19
                                                            --------         --------         --------
Income from investment operations:
Net investment income ................................          0.23***          0.47***          0.07
Net realized and unrealized gain on investments ......          2.67             5.13             0.54
                                                            --------         --------         --------
Total from investment operations .....................          2.90             5.60             0.61
                                                            --------         --------         --------
Less distributions:
Dividends from net investment income .................         (0.39)           (0.62)            --
Distributions from capital gains .....................         (1.21)           (2.31)            --
                                                            --------         --------         --------
Total distributions ..................................         (1.60)           (2.93)            --
                                                            --------         --------         --------
Net asset value, end of period .......................      $  21.77         $  20.47         $  17.80
                                                            ========         ========         ========
Total return (a) .....................................         14.52%**         34.26%            3.55%**
                                                            ========         ========         ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) .................      $ 47,202         $ 49,334         $ 17,425
Operating expenses including
   reimbursement/waiver/custody earnings credit ......          0.73%*           0.91%            0.87%*
Operating expenses excluding custody earnings credit .          0.76%*           0.96%            --
Operating expenses excluding
   reimbursement/waiver/custody earnings credit ......          0.86%*           1.18%            0.90%*
Net investment income including
   reimbursement/waiver/custody earnings credit ......          2.19%*           2.51%            3.14%*
Portfolio turnover rate ..............................            29%**            65%              56%**
Average commission rate paid (b) .....................      $ 0.0122         $ 0.0222         $ 0.0269

------------
 +   Unaudited.
 *   Annualized.
**   Non-annualized.
***  Computed based on average shares outstanding.
(1)  Large Company Value Portfolio Institutional Class Shares commenced operations on July 15, 1996.
(a)  Total return represents aggregate total return for the period indicated.
(b)  Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     SMALL COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
      For a Portfolio Share Outstanding Throughout Each Period.

                                                                               Investment Class Shares
                                                   ------------------------------------------------------------------------------
                                                   Six Months                    Year Ended August 31,                     Period
                                                     Ended        --------------------------------------------------       Ended
                                                    2/28/98+        1997          1996          1995          1994       8/31/93(1)
                                                    --------      --------      --------      --------      --------     --------
Net asset value, beginning of period ...........    $  16.61      $  18.56      $  18.55      $  15.39      $  16.03     $  12.50
                                                    --------      --------      --------      --------      --------     --------
Income from investment operations:
Net investment income/(loss) ...................       (0.09)***     (0.17)***     (0.19)        (0.07)        (0.04)        0.08
Net realized and unrealized gain
      on investments ...........................        1.36          2.38          3.06          3.54          0.90         3.48
                                                    --------      --------      --------      --------      --------     --------
Total from investment operations ...............        1.27          2.21          2.87          3.47          0.86         3.56
                                                    --------      --------      --------      --------      --------     --------
Less distributions:
Dividends from net investment income ...........        --            --            --            --            --          (0.03)
Distributions in excess of net investment
      income ...................................        --            --            --            --           (0.07)        --
Distributions from capital gains ...............       (0.67)        (4.16)        (2.86)        (0.31)        (1.43)        --
                                                    --------      --------      --------      --------      --------     --------
Total distributions ............................       (0.67)        (4.16)        (2.86)        (0.31)        (1.50)       (0.03)
                                                    --------      --------      --------      --------      --------     --------
Net asset value, end of period .................    $  17.21      $  16.61      $  18.56      $  18.55      $  15.39     $  16.03
                                                    ========      ========      ========      ========      ========     ========
Total return (a) ...............................        8.09%**      15.16%        17.50%        23.04%         5.20%       28.50%**
                                                    ========      ========      ========      ========      ========     ========
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000's) ...........    $ 17,529      $ 14,471      $ 18,049      $ 21,882      $ 11,188     $  7,527
Operating expenses including
   reimbursement/waiver/custody
   earnings credit .............................        1.28%*        1.22%         1.01%         0.95%         0.74%        --
Operating expenses excluding custody
   earnings credit .............................        1.31%*        1.24%         --            --            --           --
Operating expenses excluding
   reimbursement/waiver/custody
   earnings credit .............................        1.46%*        1.45%         1.05%         1.16%         1.47%        1.40%**
Net investment income/(loss) including
   reimbursement/waiver/custody
   earnings credit .............................       (1.09)%*      (1.05)%       (0.78)%       (0.54)%       (0.40)%       0.53%**
Portfolio turnover rate ........................          19%**        105%           87%          111%           46%          55%**
Average commission rate paid (b) ...............    $ 0.0157      $ 0.0175      $ 0.0200          --            --           --

----------------
 +   Unaudited.
 *   Annualized.
**   Non-annualized.
***  Computed based on average shares outstanding.
(1)  Small Company Growth Portfolio Investment Class Shares commenced operations on October 1, 1992.
(a)  Total return represents aggregate total return for the period indicated.
(b)  Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     SMALL COMPANY GROWTH PORTFOLIO - (Continued)
     FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
      For a Portfolio Share Outstanding Throughout Each Period.

                                                                   Institutional Class Shares
                                                           ------------------------------------------
                                                           Six Months           Year          Period
                                                             Ended             Ended           Ended
                                                            2/28/98+          8/31/97        8/31/96(1)
                                                            --------         --------         --------
Net asset value, beginning of period .................      $  16.61         $  18.56         $  16.66
                                                            --------         --------         --------
Income from investment operations:
Net investment (loss) ................................         (0.09)***        (0.17)***        (0.02)
Net realized and unrealized gain on investments ......          1.36             2.38             1.92
                                                            --------         --------         --------
Total from investment operations .....................          1.27             2.21             1.90
                                                            --------         --------         --------
Less distributions:
Dividends from net investment income .................          --               --               --
Distributions from capital gains .....................         (0.67)           (4.16)            --
                                                            --------         --------         --------
Total distributions ..................................         (0.67)           (4.16)            --
                                                            --------         --------         --------
Net asset value, end of period .......................      $  17.21         $  16.61         $  18.56
                                                            ========         ========         ========
Total return (a) .....................................          8.09%**         15.14%           11.40%**
                                                            ========         ========         ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) .................      $  5,917         $  4,599         $  3,577
Operating expenses including
reimbursement/waiver/custody earnings credit .........          1.24%*           1.22%            0.98%*
Operating expenses excluding custody earnings credit .          1.27%*           1.24%            --
Operating expenses excluding
   reimbursement/waiver/custody
   earnings credit ...................................          1.42%*           1.45%            1.02%*
Net investment (loss) including
   reimbursement/waiver/custody
   earnings credit ...................................         (1.05)%*         (1.05)%          (0.75)%*
Portfolio turnover rate ..............................            19%**           105%              87%**
Average commission rate paid (b) .....................      $ 0.0157         $ 0.0175         $ 0.0200

------------
 +   Unaudited.
 *   Annualized.
**   Non-annualized.
***  Computed based on average shares outstanding.
(1)  Small Company Growth Portfolio Institutional Class Shares commenced operations on July 15, 1996.
(a)  Total return represents aggregate total return for the period indicated.
(b)  Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     SMALL COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
      For a Portfolio Share Outstanding Throughout Each Period.

                                                                             Investment Class Shares
                                                  ----------------------------------------------------------------------------
                                                  Six Months                   Year Ended August 31,                    Period
                                                    Ended        --------------------------------------------------      Ended
                                                   2/28/98+        1997          1996          1995          1994      8/31/93(1)
                                                   --------      --------      --------      --------      --------     --------
Net asset value, beginning of period ...........   $  17.25      $  15.92      $  15.41      $  14.32      $  14.81     $  12.50
                                                   --------      --------      --------      --------      --------     --------
Income from investment
   operations:
Net investment income ..........................       0.15***       0.40***       0.56          0.55          0.45         0.35
Net realized and unrealized gain/(loss)
   on investments ..............................       2.00          4.27          0.95          1.06         (0.45)        2.10
                                                   --------      --------      --------      --------      --------     --------
Total from investment operations ...............       2.15          4.67          1.51          1.61          0.00         2.45
                                                   --------      --------      --------      --------      --------     --------
Less distributions:
Dividends from net investment income ...........      (0.37)        (0.75)        (0.56)        (0.45)        (0.33)       (0.14)
Distributions from capital gains ...............      (1.97)        (2.59)        (0.44)        (0.07)        (0.16)        --
                                                   --------      --------      --------      --------      --------     --------
Total distributions ............................      (2.34)        (3.34)        (1.00)        (0.52)        (0.49)       (0.14)
                                                   --------      --------      --------      --------      --------     --------
Net asset value, end of period .................   $  17.06      $  17.25      $  15.92      $  15.41      $  14.32     $  14.81
                                                   ========      ========      ========      ========      ========     ========
Total return (a) ...............................      13.00%**      33.73%        10.01%        11.84%        (0.01)%      19.72%**
                                                   ========      ========      ========      ========      ========     ========
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000's) ...........   $ 22,218      $ 20,299      $ 27,329      $ 25,978      $ 23,438     $ 15,155
Operating expenses including
   reimbursement/waiver/custody
   earnings credit .............................       0.83%*        0.86%         0.88%         0.69%         0.50%        --
Operating expenses excluding custody
   earnings credit .............................       0.85%*        0.90%         --            --            --           --
Operating expenses excluding
   reimbursement/waiver/custody
   earnings credit .............................       1.00%*        1.15%         0.92%         0.91%         1.06%        1.32%**
Net investment income including
   reimbursement/waiver/custody
   earnings credit .............................       1.68%*        2.58%         3.13%         4.12%         3.64%        3.65%**
Portfolio turnover rate ........................         30%**        105%           81%           86%           49%          27%**
Average commission rate paid (b) ...............   $ 0.0191      $ 0.0223      $ 0.0238          --            --           --

----------------
 +   Unaudited.
 *   Annualized.
**   Non-annualized.
***  Computed based on average shares outstanding.
(1)  Small Company Value Portfolio Investment Class Shares commenced operations on September 30, 1992.
(a)  Total return represents aggregate total return for the period indicated.
(b)  Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     SMALL COMPANY VALUE PORTFOLIO - (Continued)
     FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
      For a Portfolio Share Outstanding Throughout Each Period.

                                                                  Institutional Class Shares
                                                          --------------------------------------------
                                                          Six Months          Year           Period
                                                             Ended            Ended            Ended
                                                            2/28/98+         8/31/97         8/31/96(1)
                                                            --------         --------         --------
Net asset value, beginning of period .................      $  17.23         $  15.92         $  15.45
                                                            --------         --------         --------
Income from investment operations:
Net investment income ................................          0.15***          0.40***          0.06
Net realized and unrealized gain on investments ......          2.01             4.27             0.41
                                                            --------         --------         --------
Total from investment operations .....................          2.16             4.67             0.47
                                                            --------         --------         --------
Less distributions:
Dividends from net investment income .................         (0.38)           (0.77)            --
Distributions from capital gains .....................         (1.97)           (2.59)            --
                                                            --------         --------         --------
Total distributions ..................................         (2.35)           (3.36)            --
                                                            --------         --------         --------
Net asset value, end of period .......................      $  17.04         $  17.23         $  15.92
                                                            ========         ========         ========
Total return (a) .....................................         13.04%**         33.74%            3.04%**
                                                            ========         ========         ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) .................      $ 29,861         $ 26,412         $  7,335
Operating expenses including
   reimbursement/waiver/custody earnings credit ......          0.79%*           0.86%            0.85%*
Operating expenses excluding custody earnings credit .          0.81%*           0.90%            --
Operating expenses excluding
   reimbursement/waiver/custody  earnings credit .....          0.96%*           1.15%            0.89%*
Net investment income including
   reimbursement/waiver/custody earnings credit ......          1.72%*           2.58%            3.16%*
Portfolio turnover rate ..............................            30%**           105%              81%**
Average commission rate paid (b) .....................      $ 0.0191         $ 0.0223         $ 0.0238

------------
 +   Unaudited.
 *   Annualized.
**   Non-annualized.
***  Computed based on average shares outstanding.
(1)  Small Company Value Portfolio Institutional Class Shares commenced operations on July 15, 1996.
(a)  Total return represents aggregate total return for the period indicated.
(b)  Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     NOTES TO FINANCIAL STATEMENTS - (Unaudited)
--------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES.

     Wilshire Target Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company, which was incorporated under Maryland law on July 30, 1992. The Fund operates as a series company having four series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio (the "Portfolios"). The Fund accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares (the "shares"), each of which has equal rights as to Class and voting privileges. The Investment Class has exclusive voting rights with respect to its service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments is recognized on the accrual basis.

EXPENSES: Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios not directly attributable to the operations of any class of shares are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income, if any, are declared and paid annually. The Portfolio's net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by each Portfolio as a whole.

FEDERAL INCOME TAXES: The Fund intends to qualify each year as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its earnings to shareholders. Therefore, no Federal income tax provision is required.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS.

     The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Wilshire Associates Incorporated ("Wilshire"). Under the terms of the Advisory Agreement dated July 11, 1996, the Fund has agreed to pay Wilshire a fee, computed daily and paid monthly, at the annual rate of .25 of 1% of the value of each Portfolio's average daily net assets. However, the Advisory Agreement also included a fifteen-month expense limitation provision. For the fifteen-month period commencing July 11, 1996, Wilshire had agreed that, if the aggregate operating expenses of any Portfolio (exclusive of interest, taxes, brokerage, 12b-1 plan fees and extraordinary expenses) for such period exceed the annual rate specified in the following table for such Portfolio, the investment advisory fee otherwise payable for that period by the Portfolio under the Advisory Agreement will be reduced by the amount of the excess, but not below an annual fee rate of .10 of 1% of such Portfolio's average daily net assets.
                   FUND                                      ANNUAL RATE (%)
                   ----                                      ---------------
Large Company Growth Portfolio .............................        .80
Large Company Value Portfolio ..............................        .77
Small Company Growth Portfolio .............................        .91
Small Company Value Portfolio ..............................        .66

In addition, Wilshire voluntarily has undertaken to waive .15 of 1% of the average daily net asset otherwise payable under the Advisory Agreement on the Small Company Growth and Small Company Value Funds. Prior to December 31, 1997, Wilshire voluntarily waived .15 of 1% of the average daily net assets for the Large Company Growth and Large Company Value Funds. The voluntary waiver may be terminated at any time by Wilshire by notice to the Directors of the Fund.

For the six months ended February 28, 1998, Wilshire voluntarily waived fees as follows:

    FUND
    ----
Large Company Growth Portfolio ..............................  $59,495
Large Company Value Portfolio ...............................   34,116
Small Company Growth Portfolio ..............................   14,867
Small Company Value Portfolio ...............................   36,388

First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, serves as the Fund's administrator pursuant to an administration agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Fund has agreed to pay Investor Services Group a fee, computed daily and paid monthly, at the annual rate of .15 of 1% of the Fund's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% of the Fund's monthly average net assets on the next $4 billion in aggregate assets, and .08 of 1% of the Fund's monthly average net assets on the excess net assets. In addition, the Fund has agreed to pay Investor Services Group an annual fee of $25,000 per each Portfolio and $2,000 for each additional class.

The Northern Trust Company serves as the Fund's custodian. Each Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. The amounts are presented as Custody earnings credits in the Statements of Operations.

No officer, director or employee of Wilshire, Investor Services Group, or any affiliate thereof, receives any compensation from the Fund for serving as Director or officer of the Fund. The Fund pays each unaffiliated Director an annual fee of $3,000 plus an additional $2,500 for each board meeting attended. The Fund also reimburses expenses incurred by the unaffiliated Directors in attending such meetings.

3.   SERVICE AND DISTRIBUTION PLAN.

     The Directors and shareholders of the Fund have adopted a service and distribution plan (the "Plan") pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Investment Class shares of each Portfolio. Under the Plan, the Fund reimburses First Data Distributors, Inc., the Fund's distributor, at an annual rate of up to .25 of 1% of the value of the average daily net assets attributable to the Investment Class shares of each Portfolio for certain shareholder services provided by securities dealers or other financial intermediaries ("service fees") and for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class shares. Prior to June 3, 1997, the Plan permitted the reimbursement of service fees only.

4.   SHARES OF BENEFICIAL INTEREST.

     Each fund is authorized to issue an unlimited number of beneficial interest with a par value of $0.001 per share.

5.   SECURITIES TRANSACTIONS.

     For the six months ended February 28, 1998 aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

     FUND                                           PURCHASES           SALES
     ----                                           ---------           -----
Large Company Growth Portfolio .............       $15,995,172       $17,617,580
Large Company Value Portfolio ..............        19,014,831        26,999,588
Small Company Growth Portfolio .............         6,277,667         3,805,778
Small Company Value Portfolio ..............        17,306,187        17,443,872

The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation) and cost for all securities as computed on a federal income tax basis, at February 28, 1998 for each Fund is as follows:

                                                   UNREALIZED        UNREALIZED
     FUND                                         APPRECIATION      DEPRECIATION
     ----                                         ------------      ------------
Large Company Growth Portfolio .............       $45,197,872       $ 1,090,243
Large Company Value Portfolio ..............        15,817,295           281,863
Small Company Growth Portfolio .............         6,083,798         1,212,131
Small Company Value Portfolio ..............        11,839,555         1,114,596

6.   ORGANIZATION COSTS

     The Portfolios bear all costs in connection with their organization, including registration and notification fees and expenses with respect to the sale of their shares under Federal and state securities regulations. All such costs are being amortized on the straight-line method over a period of five years from commencement of operations.
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[Logo]
TARGET FUNDS, INC.
P.O. Box 5170
Westborough, Massachusetts 01581-5170








(Form Number WIL-010(10/97))